As filed with the Securities and Exchange Commission on March 2, 2001
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 35
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 37


             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.
               (Exact name of registrant as specified in charter)

                           950 Tower Lane, Suite 1900
                          Foster City, California 94404
                    (Address of principal executive offices)
             Telephone number (including area code): (800) 882-8383

                             PETER M. HILL, CHAIRMAN
             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.
                           950 Tower Lane, Suite 1900
                          Foster City, California 94404
               (Name and address of agent for service of process)

                                   Copies to:

                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                      San Francisco, California 94111-4065

     Approximate date of proposed public offering: As soon as practicable after this post-effective amendment becomes effective.

     It is proposed that this filing will become effective (check appropriate box):

         [ ]  Immediately upon filing pursuant to paragraph (b)
         [ ]  On ___________, pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a)(1)
         [ ]  On, pursuant to paragraph (a)(1)
         [X]  75 days after filing pursuant to paragraph (a)(2)
         [ ]  On ___________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                   PRELIMINARY PROSPECTUS DATED MARCH 2, 2001


                            Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.





                            BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND


                            BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND



                            PROSPECTUS
                            MAY 15, 2001



950 Tower Lane, Suite 1900
    Foster City, CA  94404
            (800) 882-8383

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
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Information on the Enhanced Growth Fund....................................    3

Information on the Cognitive Value Fund....................................    6

Additional Information on Strategies and Risks.............................    9

Management of the Funds....................................................   12

Pricing of Fund Shares.....................................................   12

Purchasing Shares..........................................................   12

Selling/Exchanging Shares..................................................   14

Distributions/Taxes........................................................   15

BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND ("GROWTH FUND")

THE BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND IS A NEWLY ORGANIZED, NON-DIVERSIFIED OPEN-END MUTUAL FUND.

OBJECTIVE: The Growth Fund seeks long-term appreciation of capital through investment in stocks with high growth potential.

PRINCIPAL STRATEGIES:

The Growth Fund will invest primarily in common and preferred securities of growth companies located in the U.S. and abroad whose risk and potential return profile is expected to compare favorably to the profile of the Nasdaq 100 Index. The Fund may purchase stocks of companies across all sectors except for finance. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Growth Fund will seek to identify and invest in companies that offer superior sales and earnings growth potential relative to the average company in the Nasdaq 100 Index. Additionally, the Fund will attempt to identify and invest in those companies that are not yet part of the Nasdaq 100 Index but have the potential to be added to the Index. The Adviser will seek to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the Nasdaq 100. Valuation, earnings growth and earnings expectations are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the Adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The Fund may invest up to 15% of its assets in securities of unseasoned companies (otherwise known as privately held companies) that are not traded on the public market but can be expected to attempt an initial public offering, or IPO, within a period of several months to three years. In choosing privately held companies, the Fund will utilize both public and private information sources to identify attractive candidates, conduct due diligence, negotiate investments and monitor those investments over time. The Fund will look to invest in opportunities to penetrate new and existing markets. It will evaluate the scope of business of the privately held company as well as its management experience and exit strategy.

In addition to the types of securities mentioned above, the Growth Fund may also invest in the following:

     * CASH EQUIVALENTS, such as U.S. government securities, bank debt, commercial paper, and repurchase agreements, which mature in one year or less. The Fund typically holds cash equivalents for payment of expenses and redemptions, pending investment or for protection against market declines.

     * HEDGING INSTRUMENTS, such as options, futures and certain other derivative instruments, to manage investment risk, or to serve as a substitute for underlying securities positions. The Fund may also use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

For more information about the Growth Fund's investment practices, please see the section titled "Additional Information about the Funds' Investment Strategies and Risks."

DETERMINING IF THE FUND IS RIGHT FOR YOU: An investment in the Growth Fund provides a specialized vehicle for longer-term investors seeking to add aggressive growth stocks to their portfolio. It is not a balanced investment program. The Fund is best suited for investors who can accept the above average risk generally associated with aggressive growth stocks and privately held securities that have higher return potential. We strongly discourage short-term traders and market timers from investing in the Fund.

PRINCIPAL RISKS:

All Fund investments are subject to some degree of risk that will affect the value of the Fund's assets and may result in a loss of your money. The Growth Fund's principal risks are:

     * MARKET RISK, the risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Aggressive growth stocks and privately held companies in general are particularly volatile and subject to greater price swings, up and down, than the general marketplace. They are also affected to a greater extent by swings in interest rates.

     * INDUSTRY/SECTOR RISK, the risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is comprised of securities whose characteristics track those of the Nasdaq 100, the Fund may have a heavy weighting in one or more industries or sectors, including the technology sector.

     * NON-DIVERSIFICATION RISK, the risk that the Fund may hold more concentrated positions in individual issuers than more diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

     * PRIVATELY HELD COMPANY RISK, the risks associated with investing in privately held companies. These risks include small size, limited product lines and financial resources. These companies also often rely on a less experienced management team.

     * ILLIQUIDITY RISK, the risk of not being able to sell a security in a timely fashion or without severe market impact. The Fund will normally be unable to sell its privately held securities at all until the company's IPO or sale to another company. In addition, a portion of the Fund's other holdings may be in thinly traded securities. The number of shares the Fund holds in a thinly traded security may exceed the average daily trading volume of that security. In the event of a negative event that results in the Fund wishing to sell the security, it may be difficult or impossible to do so quickly, or at the current trading price.

     * PRICING RISK, the risk of accurately pricing privately held and other illiquid securities. When the Fund holds illiquid securities, it may have difficulty accurately pricing them and may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value. In addition, there is no public market for privately held companies and therefore they must be fair valued using procedures adopted by the Fund, which may not accurately reflect the actual value of those securities.

     * FOREIGN COUNTRY RISKS, the risks involved in investing in foreign issuers, which include the political, social, economic and regulatory differences between the U.S. and foreign markets.

     * VOLATILITY OF ASSET SIZE RISK, the risk that, since substantially all of the Fund's shareholders are clients of the Adviser, the total assets of the Fund may fluctuate significantly whenever the Adviser increases or decreases its clients' allocation to the Fund.

PAST PERFORMANCE:

The Growth Fund is newly organized and therefore has no performance history to include in a bar chart or table reflecting average annual returns. In the future, the Fund's annual returns will be compared with the returns of the Nasdaq 100 Index to give some indication of the risks of an investment in the Fund. Of course, past performance is no guarantee of future results.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Growth Fund:

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Load Imposed on Purchases................................. None
Maximum Sales Load Imposed on Reinvested Dividends
 (and other Distributions).............................................. None
Maximum Deferred Sales Load............................................. None
Redemption Fee.......................................................... None
Exchange Fee............................................................ None

ANNUAL FUND OPERATING EXPENSES
 (DEDUCTED FROM THE FUND'S ASSETS)

Management Fees......................................................... 0.75%
12b-1 Fees.............................................................. None
Other Expenses.......................................................... 0.40% *
Total Fund Operating Expenses........................................... 1.15%

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                     1 year           3 years
                     ------           -------
                      $117             $365

BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND ("VALUE FUND")

THE BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND IS A NEWLY ORGANIZED, NON-DIVERSIFIED OPEN-END MUTUAL FUND.

OBJECTIVE: The Value Fund seeks long-term appreciation of capital through investment in value oriented small capitalization stocks.

PRINCIPAL STRATEGIES:

The Value Fund will invest its assets primarily in common and preferred stocks of small capitalization, value companies similar to those found in the Wilshire Small Cap Value Index. The Adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile. The Adviser will use both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the Adviser may consider in determining stock selection include: low relative valuation, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the Adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The Adviser will employ Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The Adviser will attempt to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund will attempt to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price will be projected, and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Value Fund may invest up to 25% of its assets in U.S. dollar-denominated foreign stocks and bonds.

In addition to the types of securities mentioned above, the Value Fund may also invest in the following:

     * CASH EQUIVALENTS, such as U.S. government securities, bank debt, commercial paper, and repurchase agreements, which mature in one year or less. The Fund typically holds cash equivalents for payment of expenses and redemptions, pending investment or for protection against market declines.

     * HEDGING INSTRUMENTS, such as options, futures and certain other derivative instruments, to manage investment risk, or serve as a substitute for underlying securities positions. The Fund may also use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

For more information about the Fund's investment practices, please see the section titled "Additional Information about the Fund's Investment Strategies and Risks."

DETERMINING IF THE FUND IS RIGHT FOR YOU: An investment in the Value Fund provides a specialized vehicle for longer-term investors seeking exposure to small capitalization, value stocks. It is not a balanced investment program. The Fund is best suited for investors who can accept the above average risk inherent in investing in small capitalization companies. We strongly discourage short-term traders and market timers from investing in the Fund.

PRINCIPAL RISKS:

All Fund investments are subject to some degree of risk that will affect the value of the Fund's assets and may result in a loss of your money. The Value Fund's principal risks are:

     * MARKET RISK, the risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate.

     * SMALL CAPITALIZATION COMPANY RISK, the risk associated with investing in small companies. These risks include small size and limited financial resources, dependence on a limited number of products, markets, and geographic areas, and frequent lack of management depth. Small capitalization value stocks in general can be volatile and subject to greater price swings, up and down, than the general marketplace.

     * INDUSTRY/SECTOR RISK, the risk involved with excessive exposure to any one industry or sector. Because the Fund's investment universe is comprised of securities whose characteristics are similar to those found in the Wilshire Small Cap Value Index, the Fund expects to have a heavy weighting in the sectors with low price-to-book and price-to earnings ratios, such as consumer cyclicals.

     * INTEREST RATE RISK, the risk that changes in interest rates will affect stock prices. The Fund plans to invest in market sectors that are considered interest rate sensitive, such as the finance sector. Changes in interest rates may affect the earnings of companies in these sectors, resulting in share price volatility greater than that experienced by the overall stock market.

     * NON-DIVERSIFICATION RISK, the risk that the Fund may hold more concentrated positions in certain investments than more diversified mutual funds, and thereby have greater exposure to event risk associated with an individual issuer.

     * ILLIQUIDITY RISKS, the risk of not being able to sell a security in a timely fashion, or without severe market impact. A portion of the Fund's holdings may be in thinly traded securities. The number of shares the Fund holds in a thinly traded security may exceed the average daily trading volume of that security. In the event of a negative event that results in the Fund wishing to sell the security, it may be difficult or impossible to do so quickly, or at the current trading price.

     * VOLATILITY OF ASSET SIZE RISK, the risk that, since substantially all of the Fund's shareholders are clients of the Adviser, the total assets of the Fund may fluctuate significantly whenever the Adviser increases or decreases its clients' allocation to the Fund.

PAST PERFORMANCE:

The Value Fund is newly organized and therefore has no performance history to include in a bar chart or table reflecting average annual returns. In the future, the Fund's annual returns will be compared with the returns of the Wilshire Small Cap Value Index to give an indication of the risks of an investment in the Fund. Of course, past performance is no guarantee of future results.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Value Fund:

SHAREHOLDER FEES
 (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Load Imposed on Purchases................................  None
Maximum Sales Load Imposed on Reinvested Dividends
 (and other Distributions).............................................  None
Maximum Deferred Sales Load............................................  None
Redemption Fee.........................................................  None
Exchange Fee...........................................................  None

ANNUAL FUND OPERATING EXPENSES
 (DEDUCTED FROM THE FUND'S ASSETS)

Management Fees........................................................ 0.75%
12b-1 Fees............................................................. None
Other Expenses......................................................... 0.40% *
Total Fund Operating Expenses.......................................... 1.15%

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                     1 year           3 years
                     ------           -------
                      $117             $365

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENTS: In addition to the types of investments listed under "Principal Strategies," the Funds may invest in bonds, convertible securities, American Depository Receipts (ADRs),exchange traded funds and other investment companies.

INFORMATION ABOUT THE NASDAQ 100 INDEX (GROWTH FUND ONLY). The Nasdaq 100 Index is a modified capitalization-weighted index comprised of 100 of the largest non-financial domestic and foreign companies listed on the National Market tier of the Nasdaq Stock Market, Inc. (Nasdaq). These companies have a market capitalization that ranges from $1.2 billion to $300 billion. Criteria for companies in the Nasdaq 100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq 100 Index was created in 1985.

PRIVATELY HELD COMPANIES (GROWTH FUND ONLY). The Growth Fund may invest up to 15% of its assets in privately held companies. These companies may present greater opportunity for growth, but there are significant risks associated with these investments. Many privately held companies are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources.

In addition, the risks associated with investing in companies in the early stages of product development are greater than those of more established companies because the concepts involved are generally unproven, the companies have little or no track record, and the prospect of an initial public offering or sale is highly contingent upon factors that are not under the companies' control. Since privately held companies do not file periodic reports with the Securities and Exchange Commission, there is less publicly available information about them than about other companies.

The Growth Fund will likely invest in privately held companies that have already received funding from other sources. These companies may involve special risks, and the economic terms that the Fund obtains from them may be less favorable than if the Fund had invested earlier. The Growth Fund's ability to realize value from an investment in a privately held company is dependent upon the successful completion of the company's IPO or the sale of the company to another company, which may not occur, if at all, for a period of several years after the Fund's investment.

INFORMATION ABOUT THE WILSHIRE SMALL CAP VALUE INDEX (VALUE FUND ONLY). The Wilshire Small Cap Value Index is a capitalization-weighted index of U.S. based and traded companies that includes a selection of securities from the Wilshire Small Cap 1750 Index that meet Wilshire's definition of value. The Wilshire Small Cap 1750 index is composed of the 751st to 2,500th largest stocks in the Wilshire 5000 Index as of June 30th of each year. Price-to-book and price-to-earnings ratios are the criteria used to determine whether a stock belongs in the Small Cap Growth or Small Cap Value Index. Wilshire divides the Small Cap 1750 index between growth and value by market cap weight, not by number of stocks.

SECTOR CONCENTRATION. The Funds expect to concentrate their investments in particular industry sectors to the extent necessary to meet their objective. The risk of concentrating the Funds' investment in issuers that conduct business in the same sector is that the Funds will be more susceptible to the risks that are associated with that sector than a fund that does not concentrate its investments. For example, as of December 5, 2000 approximately 78% of the value of the stocks underlying the Nasdaq 100 Index was concentrated in companies in the technology sector, which has shown relatively high volatility in price performance.

BONDS. The Funds may invest up to 5% of their assets in U.S. dollar denominated debt securities of U.S. as well as foreign corporations that may or may not be investment grade. The Funds may also invest in unrated bonds. For example, the Growth Fund may purchase an unrated debt instrument of a privately held company. For a description of the risks involved in investing in lower rated and unrated bonds, please see the Statement of Additional Information.

U.S. CASH EQUIVALENTS. Typically, the Funds will maintain a low weighting in cash equivalents to fund redemptions, cover expenses and meet other liquidity needs. The Funds may also overweight U.S. cash equivalents pending investment and for defensive purposes. At a minimum, the Funds will invest in higher quality cash equivalents with a credit quality comparable to commercial paper rated A-3 by Standard & Poors ("S&P"). Commercial paper rated at least A-3 is defined by S&P as having an acceptable capacity for repayment. The effects of industry characteristics and market composition may be more pronounced than in higher rated commercial paper.

HEDGING TRANSACTIONS. The Funds can buy and sell put and call options, futures contracts, options on futures contracts and swaps on individual stocks and stock indices. These are called "hedging transactions." . The Funds are not required to use hedging transactions to seek their objectives. The Funds have placed certain limits on their hedging transactions, which must not be used for speculative purposes.

The Adviser may use hedging transactions:

     * to help protect the Funds from adverse changes in stock prices or market conditions, or
     *    as a substitute for an underlying security.

For example, the Adviser may buy Nasdaq 100 Index put options for the Growth Fund or Russell 2000 Index put options for the Value Fund if it believes the domestic stock market is at risk of declining.

The Adviser could also buy or sell options on indices to reduce the risk of adverse price movements while investing cash received when investors buy shares. The use of these types of investments may serve to facilitate trading and reduce transaction costs for the Funds.

All of the Funds' hedging transactions involve special risks. If the Adviser uses a hedging instrument at the wrong time or incorrectly judges market conditions, the hedging strategy may prevent the Funds from realizing some potential gains. The Funds could also experience losses if, among other things:

     * the prices of their futures and options positions are not correlated with their other investments,
     * the Adviser is unable to close out a position because of an illiquid market, or
     * the counterparty (the party on the other side of the transaction) fails to complete a transaction.

FOREIGN SECURITIES: The Funds' investments in foreign issuers are subject to special risks. These include:

     *    Lack of accurate public information
     *    Different accounting standards
     * Less governmental regulation and supervision of issuers, markets and brokers
     *    Higher transaction costs, less liquidity, and higher price volatility
     * The possibility of expropriation, confiscatory taxation, exchange restrictions, limitations on the removal of assets, and political or economic instability

To the extent the Funds may invest in emerging markets to meet their investment objectives, the risks described above are more severe for securities of issuers located in countries having developing or emerging markets. These countries tend to have less mature economies and less stable political systems. They may have restrictions on foreign ownership or the repatriation of assets. In addition, the securities markets of emerging market countries tend to have more volatility, less liquidity, higher transaction costs, less sophisticated settlement practices and less regulatory protection for investors than their developed country counterparts.

VOLATILITY OF ASSET SIZE. It is expected that the Adviser's clients currently hold substantially all of the Funds' shares. As a result, the Funds' assets may increase or decrease by a significant amount whenever the Adviser decides to buy or sell Fund shares on behalf of its clients. However, the fact that substantially all of the Funds' shareholders are clients of the Funds' Adviser may make it easier for the Adviser to manage the Funds' cash flow. Any significant decline in the Funds' assets will likely increase the Funds' expenses as a percentage of their net assets. Moreover, to meet the redemption requests of the Adviser's clients, the Funds may need to liquidate portfolio positions and realize gains and losses at inopportune times for non-redeeming shareholders. Higher portfolio turnover also results in greater brokerage and other transaction costs. The Funds will not notify shareholders of any changes in the Funds' net assets, regardless of what caused the changes.

NON-DIVERSIFICATION: The Funds are non-diversified funds under the Investment Company Act of 1940. This means the Funds can invest more than 25% of their assets in issuers in which the Funds hold individual positions that are greater than 5% of the Funds' assets. Concentrated positions in the securities of a single issuer expose the Funds to a greater risk of loss from declines in the prices of these securities.

PORTFOLIO TURNOVER: The Funds' portfolio turnover rate is expected to be between 50 and 150% during their first year of existence. The Funds may engage in short-term trading if the Adviser believes the sale of securities held for a short period is advisable. Higher portfolio turnover results in increased brokerage costs and may generate short-term capital gains that could be subject to ordinary income tax.

INVESTMENT OBJECTIVES: The Board of Directors may change the Funds' investment objectives and non-fundamental policies without shareholder approval. Please see the Statement of Additional Information for a list of fundamental policy restrictions that may be changed only with the approval of a majority of shareholders.

A FINAL NOTE ON RISK: The Funds are both newly organized with no previous operating history. While the Adviser has experience in managing similar portfolios, the Funds may not succeed in meeting their investment objectives and you can lose money by investing in the Funds. When you redeem shares of the Funds, they may be worth more or less than your original investment. You should consult with your financial and other advisers regarding the suitability of this investment for your own particular circumstances.

FUND MANAGEMENT

THE ADVISER. Bailard, Biehl & Kaiser, Inc., located at 950 Tower Lane, Suite 1900, Foster City, California 94404 is the investment adviser (the "Adviser") for the Funds. The Adviser actively manages the Funds' investments and handles the day-to-day operations of the Funds, subject to policies established by the Board of Directors.

The Adviser has been managing money for institutions and wealthy families since 1971. The Adviser currently has over $1.3 billion in assets under management and offers separate account and commingled fund strategies to qualified investors. In addition to the Funds, Bailard, Biehl & Kaiser also offers cash management, domestic bond and domestic stock strategies on a separate account basis, often in tailored combinations. The Adviser also manages the Bailard, Biehl & Kaiser Diversa Fund, the Bailard, Biehl & Kaiser International Equity Fund, the Bailard, Biehl & Kaiser Bond Opportunity Fund, the Bailard, Biehl & Kaiser Real Estate Investment Trust, Inc., as well as several private exchange funds.

PORTFOLIO MANAGERS. Brett W. Berry, CFA, a Senior Vice President of the Adviser and part of the Adviser's domestic equity management team since 1988, will be primarily responsible for the day-to-day management of the Growth Fund. Thomas
J. Mudge III, CFA, a Senior Vice President of the Adviser and part of the Adviser's domestic equity management team since 1987, will be primarily responsible for the day-to-day management of the Value Fund. Sonya Thadhani, CFA, a Senior Vice President of the Adviser, joined the Advisrer's domestic equity management team in 1994 and is also part of the portfolio management team of the Funds.

ADVISORY FEES. The Adviser will receive a management fee in the amount of 0.75% of the net assets of the each Fund. The advisory fee rates are set forth in the Investment Management Agreements between the Funds and the Adviser.

PRICING OF FUND SHARES

The Funds' net asset value per share, also referred to as the NAV per share, is the price of a single share of the Fund. Purchases, redemptions and exchanges of shares are made at the next NAV calculated after the Funds' transfer agent, or an authorized broker or its designee, has received your stockholder purchase or redemption request in good order.

The Funds value securities for which market quotations are readily available at their current market value. The NAV per share is determined by dividing the total market value of the Funds' assets, less its liabilities, by the number of shares outstanding. The NAV is calculated as of the regular closing of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV is not calculated on days when the NYSE is closed.

If reliable market prices are unavailable (e.g., in the case of the Growth Fund's investments in privately held companies), securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Funds' Board of Directors.

The Funds may hold securities that trade on foreign markets that may be open when the NYSE is closed. As a result, the Funds' asset value may fluctuate significantly on days when you will not be able to purchase or redeem shares.

HOW TO PURCHASE SHARES

You may purchase shares of the Funds on any day that the NYSE is open. There is no fee charged when you purchase shares directly from the Funds. However, if you use a broker/dealer to purchase your shares, the broker/dealer may impose a fee. Certain services may not be available to shares held in the name of a broker/dealer or other nominee.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, any securities to any person in any jurisdiction where it is unlawful to make such an offer.

NEW ACCOUNTS: The minimum initial investment in the Funds is $5,000. The minimum initial investment for employees and officers of the Adviser and their relatives, and Directors of the Funds, is $2,000. The Funds reserves the right to waive, reduce or increase the minimum investment for initial and subsequent investments.

You may open your account by sending your initial purchase by mail or by wire as referenced below.

BY MAIL:

Please complete the Stockholder Application found in the back of this prospectus and send it by regular mail to the Funds' transfer agent at:

                         Chase Global Funds Services Co.
                         P.O. Box 2798
                         Boston, MA  02208

                         OR

by express, registered or certified mail to:

                         Chase Global Funds Services Co.
                         73 Tremont Street
                         Boston, MA  02108

Please also include a check for your initial purchase made payable to the Fund in which you will be investing:

                         BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND, OR BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND

BY WIRE:

Please contact the Funds' transfer agent directly at 800-541-4366 for instructions on how to wire your initial purchase. Please note that, before wiring your investment, a completed Stockholder Application must be received by the Funds' transfer agent at one of the addresses above.

The wiring instructions for purchases in the Funds is:

                         The Chase Manhattan Bank, N.A.
                         One Chase Manhattan Plaza
                         New York, NY  10081-1000
                         ABA #021000021
                         DDA #910-2-733160
                         Attn: [NAME OF THE BAILARD, BIEHL & KAISER FUND IN
                               WHICH YOU WILL BE INVESTING]
                         Stockholder's Name: ________________
                         Account Number: ____________________

RETIREMENT ACCOUNTS. If you wish to establish a retirement account, please contact BB&K Fund Services at 800-882-8383 to discuss your options and to request the appropriate paperwork. Please note that the minimum initial investment amount for retirement accounts is also $5,000.

If a purchase is cancelled because your check or wire transfer does not clear, you will be responsible for any loss the Funds or the Adviser incurs. In addition, you may be prohibited or restricted from making future purchases in the Funds.

Because of the additional cost to the Funds caused by investors who are trying to time the market with short-term purchases and redemptions, the Funds discourage "market timers" from investing in the Funds. The Funds reserve the right to refuse any purchases.

ADDITIONAL PURCHASES:

The minimum amount for subsequent purchases is $100. You may make additional purchases by mail or by wire by using the addresses and wiring instructions listed in the previous section entitled NEW ACCOUNTS. Please be sure to include your account number on your check or wire whenever making additional purchases.

HOW TO SELL SHARES

You may sell all or a portion of your shares, at no charge, on any day the NYSE is open. If you use a broker/dealer to sell your shares, the broker/dealer may impose a fee for this service. The Funds' transfer agent will normally send the sale proceeds to you within seven days.

Below are your options for redeeming shares. Please note that the Funds' transfer agent must receive any redemption request before 4:00 p.m. Eastern Time in order for the request to be processed that day. Any request received after that time will be processed on the next business day.

BY MAIL:

You may redeem shares from your account by mailing your written request directly to the Funds' transfer agent at one of the addresses listed under HOW TO PURCHASE Shares. Please reference your account number and be sure to have all required signers on the account sign the request. Please note that any written redemption request for an amount exceeding $50,000 requires a signature guarantee. A signature guarantee is also required if you request that the proceeds of your redemption be sent anywhere other than your address or bank of record. For more information on how to obtain a signature guarantee, please refer to the Funds' Statement of Additional Information or contact the Funds' transfer agent at 800-541-4366.

BY TELEPHONE:

If you have elected Telephone Redemption Privileges for your account either by checking the appropriate box on your Stockholder Application or by subsequently adding the service to your account, you may call the Funds' transfer agent directly at 800-541-4366 to request a redemption and have the proceeds sent to your address or bank of record. Redemption requests by telephone must be for at least $1,000 and not exceed $150,000.

Neither the Funds nor their transfer agent will be liable for following telephone instructions that the Funds' transfer agent reasonably believes to be genuine.

If you wish to add Telephone Redemption Privileges to your existing account, please contact the Funds' transfer agent for the appropriate form. Please note that shares held in individual retirement plans or issued in certificate form are not eligible for telephone exchange or redemption privileges.

SYSTEMATIC WITHDRAWAL PLAN:

The Systematic Withdrawal Plan lets you withdraw a minimum of $100 on a periodic basis. To request this feature, please check the appropriate box on your Stockholder Application or contact the Funds' transfer agent at the telephone number listed above for the appropriate form. Please note that there is a $2 fee for each withdrawal under this plan. You must have a minimum account size of $10,000 to participate.

Your options for receiving your redemption proceeds are:

BY CHECK:

A check will be sent to your address of record unless you indicate otherwise on your request.

BY WIRE:

You may request to have your redemption proceeds wired directly to your bank account.

If you are requesting a redemption shortly after a purchase by check was made in your account, the transfer agent may wait until the check clears before processing your request.

If the market value of your account should fall under $1,000, the Funds reserve the right to liquidate your account after providing you with a 30-day written notice.

If the amount you are redeeming exceeds 1% of the Funds' net assets or $250,000 during any 90-day period, the Funds reserves the right to honor your redemption request by distributing readily marketable securities to you instead of cash. You may incur brokerage and other costs in converting to cash any securities distributed.

EXCHANGING SHARES WITH ANOTHER BAILARD, BIEHL & KAISER FUND

You can exchange your Fund shares for shares in any mutual fund offered by Bailard, Biehl & Kaiser at no charge. You may make your exchange request in writing directly to the Funds' transfer agent at either of the addresses listed under HOW TO PURCHASE SHARES. You may also make your request over the telephone by following the procedures described above regarding telephone redemptions. Exchanges may only be made between accounts with identical account registrations.

Exchanges can only be made in states where shares of the Funds being purchased are qualified for sale, and the dollar amount of an exchange must meet the initial or subsequent minimum investment requirements of the Funds being purchased. The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

Before making your exchange, please read carefully the prospectus carefully for the Fund in which you will invest. You may request the prospectus by contacting BB&K Fund Services at 800-882-8383.

STATEMENTS

You will receive a confirmation statement after your initial purchase and after each subsequent purchase or sale in your account. You will also receive a statement after each dividend and capital gain distribution.

DISTRIBUTIONS

The Funds intend to distribute any net investment income and net realized capital gains to their stockholders. Any net investment income earned by the Funds is distributed on an annual basis (generally in December). Short-term and long-term capital gains realized from the sale of securities from the Funds' portfolios are also distributed annually, generally in December. Gains from investments held by the Funds for one year or less are short-term gains, and if held for over one year are long-term gains.

You have the choice of receiving your distributions from the Funds in cash or having your distributions reinvested in additional shares in your account. If you decide to have your distributions paid to you in cash, you may choose to have the proceeds sent to you by check or wired directly to your bank account. Unless you note otherwise on your Stockholder Application, your distributions will automatically be reinvested in additional shares of the Funds.

You may change your distribution option at any time by sending your written request directly to the Funds' transfer agent. Please allow sufficient time for your request to be processed. The transfer agent must receive your request at least five days before the next distribution record date for it to be effective.

TAXES

For income tax purposes, net investment income dividends are generally taxed at the ordinary income rate. In addition, any net realized short-term capital gains are also taxable at the ordinary income rate. Net realized long-term capital gains distributed to you by the Funds are taxed at the long-term capital gain rate regardless of how long you held your shares. All dividends and distributions are taxable to stockholders whether the proceeds are received in cash or reinvested in additional shares. The Funds will inform you of the source and nature of the distributions at the time they are paid.

If you purchase shares shortly before the Funds make a distribution, the distribution may return some of your initial capital to you in a taxable event. As a result, the Funds do not recommend you make purchases shortly before a distribution.

When you sell your shares or exchange your Fund shares for shares in another Fund, you may trigger a taxable event depending on the amount of your sale proceeds relative to your initial investment, and how long you held your shares.

Any loss recognized upon the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains during the period the shares were held. Dividends and distributions payable to stockholders of record as of a date in October, November or December of any year will be deemed to have been paid by the Fund and received by stockholders on December 31 if the dividends are paid by the Funds at any time during the following January.

Investors are urged to consult their own tax advisers to determine the effect of an investment in the Funds upon their individual tax situations.

The following information is available by request at no charge:

STOCKHOLDER REPORTS
Additional information about the Funds' investments and performance will be available in the Funds' Semi-Annual and Annual Reports to Stockholders. The Annual Report will discuss the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides further detail about the Funds' investment policies, risks and operations. It is incorporated by reference into this Prospectus and is legally a part of this prospectus.

To request this information or make any additional inquiries please contact us at:

BB&K Fund Services, Inc.
950 Tower Lane, Suite 1900 Foster City, CA 94404-2131
Toll free (800) 882-8383
info@bailard.com

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are also available at the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by sending an email to publicinfo@sec.gov or by writing to: Public Reference Room, Securities and Exchange Commission, Washington, DC 20549-0102.

SEC File Number:  811-06146

Bailard, Biehl & Kaiser Enhanced Growth Fund
Ticker:


Bailard, Biehl & Kaiser Cognitive Value Fund
Ticker:

       PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2001

                  BAILARD, BIEHL & KAISER ENHANCED GROWTH FUND
                  BAILARD, BIEHL & KAISER COGNITIVE VALUE FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 15, 2001

This Statement of Additional Information is not a Prospectus, but contains information in addition to that contained in the Prospectus, which may be of interest to some investors. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 15, 2001. You can request the Prospectus by writing directly to us at the address above or by calling us at
(800) 882-8383.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Objectives, Policies and Restrictions........................... B-2
Net Asset Value............................................................ B-8
Purchases, Exchanges Redemptions........................................... B-9
Distributions and Taxes.................................................... B-10
Directors and Officers..................................................... B-13
Investment Advisory and Other Services..................................... B-16
Brokerage.................................................................. B-17
Stockholder Information.................................................... B-18
Performance Data........................................................... B-19
Appendix A (Bond Ratings).................................................. B-20
Appendix B (Hedging and Other Transactions)................................ B-22

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                This Statement of Additional Information Does Not
                     Constitute an Offer to Sell Securities.

THE FUNDS

The Bailard, Biehl & Kaiser Enhanced Growth Fund (the "Growth Fund") and the Bailard, Biehl & Kaiser Cognitive Value Fund (the "Value Fund") are non-diversified series of the Bailard, Biehl & Kaiser Opportunity Fund Group (the "Company"), a Maryland corporation and an open-end management investment company organized in Maryland on June 12, 1990.

The Company's fiscal year ends on September 30 of each year.

INVESTMENT OBJECTIVES POLICIES AND RESTRICTIONS

GENERAL: As a general rule, the Funds will purchase securities that are traded on exchanges or over-the-counter markets which are based in the respective countries, including the U.S., in which the various issuers of such securities are principally based. The Funds will primarily invest in the common and preferred equity securities of U.S. companies. In addition, up to 25% of each Funds' assets may be invested in U.S. dollar denominated foreign securities. There is no limitation on the percentage of the Funds' assets that may be invested in securities of issuers located within any one country, other than restrictions that may be imposed from time to time by the Company's Board of Directors, nor is there any minimum asset or net worth requirement with respect to issuers in which the Funds' assets may be invested.

PREFERRED STOCK: The Funds may invest in preferred stock preferred stock, which is an equity security that entitles the holder to certain preferences (particularly in the receipt of dividends) over the common stock of the issuer. Preferred stock is not a debt instrument and is junior to debt in regard to recoverability in the case of default by the issuer. Preferred stock is generally callable, is less liquid than its common stock counterpart and ordinarily carries limited or no voting rights.

ADRS: The Funds may also invest in American Depository Receipts (ADRs) with respect to foreign companies. A purchase of an unsponsored ADR may have limited voting rights and the Adviser may receive less information about the issuer of the underlying security than with a sponsored ADR.

WARRANTS: The Funds may also invest in warrants; these do not entitle the holder to voting, liquidation or dividend rights with respect to the issuer of the underlying securities.

PRIVATELY HELD COMPANIES (GROWTH FUND ONLY): The Growth Fund's ability to realize value from an investment in a privately held company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the privately held company to another company, which may not occur for a period of several years after the Fund's investment. In the interim, there may not be a reasonable basis to revalue the Fund's investment. If a privately held company does not complete an IPO or a sale to or merger with a public company, there may never be a public market benchmark for valuing the investment and it may be very difficult for the Fund to dispose of its investment, or the Growth Fund may only be able to dispose of its investment at a substantial loss. In addition, privately held companies often have little or no profits, are more vulnerable to competition, changes in market and economic conditions as well as technological advances than other more established companies and are often very dependent on a few key managers.

CORPORATE DEBT SECURITIES: The Funds may invest in debt securities of U.S. and foreign companies. These securities will consist of all types of long or short-term debt obligations, such as bonds, debentures, notes, conditional sales contracts and commercial paper.

CONVERTIBLE DEBT SECURITIES: The Funds may invest in convertible debt obligations of U.S. and foreign companies. Convertible bonds typically offer lower coupon rates and stated yields to maturity than nonconvertible bonds. However, a convertible bond also gives the bondholder an option to exchange the bond for a specified number of common shares at a specified price or ratio and, thus, to share in the price appreciation in the common stock. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed that it will be converted) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Most convertible bonds are callable at the option of the issuer and, if the issuer exercises its right to call the bond, bondholders typically are given a limited time in which to convert. Convertible debt obligations are generally less liquid, more difficult to price and have higher transaction costs than non-convertible bonds. Furthermore, the value of convertible debt obligations may be affected by fluctuations in the market value of the underlying common stock.

Most of the Growth Fund's investments in debt securities will be unrated or rated lower than Baa3 and BBB- by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). These types of bonds are commonly referred to as "junk bonds," and are riskier than other higher grade bonds. Junk bonds are generally unsecured and are often subordinated to other obligations of the issuer, and the issuers of such bonds usually have high levels of indebtedness. These bonds may also be redeemable by the issuer, causing the holder to replace the bond with a lower yielding security in a declining interest rate environment. Investment in these securities may make achievement of the Funds' investment objective more dependent on the Adviser's credit analysis than is the case for higher-rated securities.

The growth in the market for junk bond securities has paralleled a long economic expansion. An economic downturn or rise in interest rates is likely to have a greater negative effect on this market and on the ability of issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher-rated securities. It may also result in a higher incidence of default than with higher-rated securities. The market for junk bonds is typically thinner and less active than for higher-rated securities, resulting in price volatility and limited liquidity. Adverse publicity and investor perceptions may further decrease the value and liquidity of junk bond securities. In addition, because of their price volatility and limited liquidity, junk bond securities may be more difficult to value accurately.

RULE 144A SECURITIES; The Funds may invest in Rule 144A securities issued by U.S. and foreign companies. Rule 144A securities are securities issued in private placements that are subject to resale restrictions and may be resold only to qualified institutional buyers. The market for Rule 144A securities may be less liquid than the market for publicly traded debt securities, particularly during adverse market conditions. Accordingly, the Funds may be unable to sell such securities at a time or a price that would otherwise be desirable.

INVESTMENT COMPANIES: The Funds may invest in domestic investment companies, including exchange traded funds ("ETFs"). Either Fund's purchase of securities of another investment company results in the layering of expenses, so that a shareholder will directly bear the expenses of the Fund and indirectly bear a proportionate share of the expenses of the other investment company. Except as permitted under the 1940 Act, the Funds will not invest their assets in more than 3% of the outstanding voting stock of any other investment company. In addition, they not invest more than 5% of their total assets in any other investment company or more than 10% of its total assets in investment companies as a group. The Funds, together with other investment companies having the same investment adviser, will not invest in more than 10% of the outstanding voting stock of any closed-end investment company, unless the security is acquired pursuant to a plan of reorganization or a Securities and Exchange Commission approved offer of exchange. Finally, the Funds will not purchase the securities of any investment company that is sponsored or managed by the Adviser.

ETFs are funds that represent a portfolio of securities generally meant to track a particular index. ETFs are typically investment companies that are traded on public exchanges much like stocks. Because shares of ETFs are bought and sold on public exchanges, they may trade below, at or above their net asset value.

CASH EQUIVALENTS: The Funds may invest in money market securities, and short-term obligations of U.S. companies and governments to fund redemptions, cover expenses and meet other liquidity needs. The Fund may also hold cash equivalents pending investment or for protection against market declines. Short-term obligations will consist of short-term notes, commercial paper, certificates of deposit, and, within certain limitations, repurchase agreements.

REPURCHASE AGREEMENTS: Repurchase agreements represent agreements in which the Funds buy securities from a seller who agrees to repurchase such securities at a later date at a specified time and price. When the Funds invest in U.S. repurchase agreements, the securities acquired by the Funds will be U.S. Treasury securities, and the Funds will enter into repurchase agreements only with registered broker-dealers and with domestic banks or other financial institutions regulated by the FDIC and having total assets in excess of $10 billion. The seller's obligation to repurchase is fully collateralized with other securities in which the Funds can invest, although the Funds may experience delays in acquiring control of the collateral upon a default by the seller. The value of the collateral, including accrued interest, will be marked to market daily. The Funds' right to liquidate its collateral in the event of a default by the seller could involve certain costs, losses on delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Funds could suffer a loss. If the value of the collateral should decrease below the resale price of the securities acquired, including accrued interest, additional collateral is required to be deposited.

SECURITIES LENDING: The Funds may engage in securities lending with the primary objective of increasing its income through fees and through investment of cash collateral in short-term, interest-bearing obligations. The Funds will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves the risk that the borrower may fail to return the securities in a timely manner or at all, or to provide additional collateral. The Adviser will loan portfolio securities only to broker-dealers and other institutional investors it deems creditworthy. In addition, the Adviser will require that each loan be secured by collateral consisting of U.S. Government securities, letters of credit, cash or cash equivalents maintained daily in an amount at least equal to the current market value of the securities loaned, that the Funds be able to call the loan at any time, that the Funds receive any interest or dividends paid and retain any voting rights with respect to the securities loaned, and that the aggregate market value of securities loaned not exceed one-third of the total assets of the Funds. The 1940 Act prohibits funds from making loans to persons who control or are under common control with the fund. The Adviser will not engage in any securities lending for the Funds until specific policies and procedures relating to this practice are reviewed and approved by the Board of Directors.

Hedging Transactions: Generally, to hedge a risk associated with or as a substitute for an individual stock or a market, economic sector or industry, the Funds may enter into a transaction involving an Option, Futures Contract, Option on a Futures Contract or a Swap on an individual stock or stock index. A stock index is a composite of the market prices of the stocks that make up the index. An index may be broad based (comprised of many stocks and designed to be representative of an overall market, e.g., the Wilshire 5000 Index) or narrow based (designed to be representative of a particular industry or market sector, e.g., the Philadelphia Semiconductor Index). Stock indices are used as the underlying value of stock index Options, stock index Futures Contracts and Options on stock index Futures.

The Funds will not engage in transactions involving Futures Contracts, and will not write Options or Options on Futures Contracts, unless their positions are "covered" by an offsetting position or transaction, or liquid assets equal to the amount of the Funds' contingent obligations are held by the Funds' custodian in a segregated account. For a more detailed description of cover requirements, see Appendix A.

OPTIONS. The Funds may purchase and write call and put Options on individual stocks and stock indices. Call options on individual stocks give the holder the right, in exchange for a premium, to buy the underlying security at a stated price whiole the counterparty is obligated, upon exercise, to sell such security. Put options on individual stocks give the holder the right, in exchange for a premium, to sell the underlying security at a stated price while the counterparty is obligated, upon exercise, to buy such security. An Option on a stock index is similar to an Option on a security, except that exercise of the Option results in the payment of a cash settlement instead of the purchase or sale of securities that underlie the index. The amount of the cash settlement depends on the change in the value of the index underlying the Option.

The purchase of an Option may constitute an effective hedge against changes in stock prices and market conditions, although, in the event of movements adverse to the Funds' positions, the Funds may forfeit the entire amount of the premium plus related transaction costs. The writing of Options constitutes only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell securities or other assets at disadvantageous rates, thereby incurring losses.

Options written or purchased by the Funds will be traded on U.S. exchanges or, provided a sufficiently liquid secondary market exists, over-the-counter markets. Over-the-counter Options purchased by the Funds and the value of securities used to cover over-the-counter Options written by the Funds will be deemed to be illiquid subject to the Fund's policy limits on investments in illiquid securities.

FUTURES CONTRACTS. Generally, a Futures Contract is an exchange traded contract for the purchase or sale for future delivery of the underlying asset. A sale of a Futures Contract on an individual stock is the acquisition of a contractual obligation to deliver the security called for by the contract at a specified price in a fixed delivery month. A purchase of a Futures Contract on an individual stock means the acquisition of a contractual obligation to acquire the security called for by the contract at a specified price in a fixed delivery month. A Futures Contract on a stock index, like an Option on a stock index, results in the payment of a cash settlement instead of the delivery of the securities that underlie the index. The amount of the cash settlement depends on the change in the value of the index underlying the Futures Contract. The successful use of Futures Contracts will usually depend on the Funds' ability to correctly predict stock prices and market conditions. Should prices or markets move in an unexpected manner, the Funds may not achieve the anticipated benefits of Futures Contracts or may realize losses. Losses from Futures Contracts are potentially unlimited.

OPTIONS ON FUTURES CONTRACTS. The Funds may purchase and write call and put options on Futures Contracts. Call Options on Futures Contracts give the holder the right, in exchange for a premium, to take the position of a buyer in a specified Futures Contract while the counterparty is obligated, upon exercise, to take the position of a seller in that Futures Contract. Put Options on Futures Contracts give the holder the right, in exchange for a premium, to take the position of a seller in a specified Futures Contract while the counterparty is obligated, upon exercise, to take the position of a buyer in that Futures Contract. An Option on a Futures Contract may entail more or less risk than ownership of the Futures Contract upon which it is based or the underlying asset. Options on Futures Contracts hedge positions and transactions in a manner similar to Options. For more information on the uses and limits of Options on Futures Contracts, see "Options."

SWAPS: The Funds may engage in swap transactions, which are individually negotiated agreements to exchange the right to receive payment on a particular type of obligation for a different type of payment. For example, the Funds may agree with a counterparty to exchange the performance of a basket of securities held in the Funds for the London Interbank Offered Rate ("LIBOR") over a specific time period.

Caps, floors and collars are forms of Swap transactions that have additional features. The purchase of a cap permits the purchaser, to the extent that a specified index exceeds a predetermined rate, to receive payments from the seller. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments from the seller. A collar combines the elements of purchasing a cap and selling a floor protecting against rate fluctuation above the maximum amount or to the minimum amount. The Funds will deem the obligations owed to them under a Swap to be illiquid for purposes of the restrictions on investments in illiquid securities, except to the extent that a third party (such as a large commercial bank) has guaranteed the Funds' ability to offset the Swap at any time.

RISKS OF HEDGING TRANSACTIONS: Hedging Transactions cannot eliminate all risks of loss to the Funds and may prevent the Funds from realizing some potential gains. The projection of market movements and specific stock prices is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of Hedging Transactions are: incorrect prediction of the movement of market conditions and stock prices; imperfect correlation in the price movements of Futures Contracts and Options on Futures Contracts with the assets on which they are based; lack of liquid secondary markets and the inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of securities and indices.

In order to help reduce certain risks associated with Hedging Transactions, the Board of Directors has adopted the requirement that Options, Futures Contracts, Swaps and Options on Futures Contracts be used as a hedge, as a substitute for underlying securities, to facilitate trading and to reduce transaction costs. The Funds may not use these instruments for speculative purposes. In addition to this requirement, the Board of Directors has adopted the following percentage restrictions on the use of Options, Futures Contracts and Options on Futures
Contracts:

     (i) The Funds will not write a put or call Option if, as a result thereof, the aggregate value of the assets underlying all such Options (determined as of the date such Options are written) would exceed 25% of a Fund's net assets.

     (ii) The Funds will not purchase a put or call Option or Option on a Futures Contract if, as a result thereof, the aggregate premiums paid on all Options or Options on Futures Contracts held by a Fund would exceed 20% of a Fund's net assets.

    (iii) The Funds will not enter into any Futures Contract or Option on a Futures Contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments held by a Fund would exceed 5% of a Fund's net assets.

In order to help reduce the risk of counterparty default in Options traded over-the-counter and Swaps, the Funds will only enter into such transactions with registered broker-dealers, or with banks or other financial institutions regulated by the FDIC or having assets in excess of $1 billion, in each case having a net worth of at least $20 million. For a more detailed discussion of the uses, risks and costs of Hedging Transactions, see Appendix A.

FUNDAMENTAL POLICIES: The Funds seek to limit the risk of investment losses by adhering to the following "fundamental policies." These investment restrictions can be changed only with the approval of a vote of a "majority of the outstanding voting securities" of each Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). This requires a vote of (a) 67% or more of the shares of the Fund represented at a meeting where more than 50% of the Fund's shares are represented, or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The fundamental policies provide that each Fund will not:

1. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government and its agencies and instrumentalities).

For purposes of the restriction, the Growth Fund currently deems the following to be separate industries: Advertising; Auto Truck - Original Equipment; Biomed Genetics; Cable TV; Computer - Mini; Computer - Micro; Computer - Local Networks; Computer - Memory Devices; Computer - Services; Computer - PC Software; Computer - Enterprise Software; Connectors; Containers Paper Plastic; Electrical Components; Fiber Optics; Instruments; Internet; Internet - Media; Internet - Retailers; Internet - Software; Linen Supply; Medical Instruments; Restaurants; Retail - Discount and Variety; Retail - Diversified; Semiconductor
- Equipment; Semiconductors; Telecom - Cellular; Telecom - Equipment; Telephone; Television Broadcasting.

For purposes of the restriction, the Value Fund currently deems the following to be separate industries: Aerospace/Defense; Banks - Major Regional; Beverages - Soft Drinks; Broadcast Media; Chemicals - Diverse; Chemicals - Specialty; Communication - Equipment; Computer Software/Services; Computers - Peripheral; Construction - Cement; Consumer Finance ; Containers & Packaging; Distribution (Food & Health); Electric Companies; Electronics - Defense; Electronics - Distribution; Engineering & Construction; Financial (Diverse); Foods; Health Care - Drugs Generic; Health Care - Long Term Care; Health Care - Managed Care; Health Care - Specialized Services; Homebuilding; Household Furniture & Appliances; Household Products; Iron & Steel; Insurance - Life/Health; Insurance
- Multiline; Insurance - Property/Casualty; Investment Banking/Brokerage; Investment Management; Leisure Time; Machinery Manufacturing - Diverse; Manufacturing - Specialty; Natural Gas; Oil & Gas Drilling & Equipment; Oil & Gas Refining & Marketing; Oil - Exploration & Production; Paper & Forest Products; Publishing - Newspaper; Railroads; Restaurants; Retail-Food Chains; Retail - Apparel; Retail - Computers & Electronics; Retail - Specialty; Savings & Loan; Services; Textile - Apparel; Trucks & Parts; Truckers; Waste Management.

2. Acquire more than 10% of the outstanding voting securities of any one issuer.

3. Purchase or sell real estate; provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies, which invest in real estate or interests therein.

4. Purchase or sell commodities or commodity contracts; provided that the Funds' may engage in market hedging transactions, including investing in, writing and purchasing options, futures contracts, options on futures contracts and swaps on individual stocks and stock indices.

5. Issue senior securities, borrow money, or pledge its assets, except that the Funds may borrow from a bank as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets and except that the Funds may obtain such credit as may be necessary for the clearance of purchases or sales of securities. For the purposes of this restriction, margin or collateral arrangements with respect to options, futures contracts, options on futures contracts or swaps are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of forward contracts, options, futures contracts, options on futures contracts or swaps are deemed to be the issuance of a senior security or borrowing.

6. Engage in the business of underwriting securities issued by others. Knowingly purchase securities subject to contractual restrictions on disposition or legal restrictions on disposition in all of the principal markets where traded, if such purchase will result in more than 15% of the value of its assets (taken at market value) then being invested in such securities. This restriction also applies to repurchase agreements maturing in over seven days. This restriction will not, however, preclude the Funds from buying securities which are not registered for sale with the Securities and Exchange Commission or otherwise marketable in the United States, if marketable elsewhere. If through (i) the appreciation of portfolio securities which are not readily marketable, (ii) the depreciation of other investments of the Funds, or (iii) the sale of assets to meet redemptions, the Funds should be in a position in which more than 15% of the value of their assets are invested in securities which are not readily marketable, the Funds will consider what steps, if any, to take to protect against the resulting illiquidity.

7. Make loans of money or securities to any person or firm, except through the purchase of debt securities in accordance with the Fund's investment objectives and policies; provided that the Funds may lend their portfolio securities subject to any restrictions imposed by applicable law and the adoption of procedures by the Board of Directors.

NON-FUNDAMENTAL POLICIES: The following policies adopted by the Funds are non-fundamental policies and may be altered by the Funds' Board of Directors without stockholder approval. The non-fundamental policies provide that the Funds will not:

     1. Invest in companies for the purpose of exercising control or management.

     2. Purchase any securities on margin or effect short sales, except that the Funds may obtain such credit as may be necessary for the clearance of purchases or sales of securities. The deposit by the Funds of initial or variation margin in connection with options, futures contracts and options on future contracts will not be considered the purchase of a security on margin.

     3. Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" or combining of orders for the sale or purchase of marketable securities with other accounts under the management of the Adviser to save brokerage costs or achieve an average price among them is not deemed to result in a securities trading account.)

     4. Purchase securities from or sell securities to its officers or directors or other "interested persons" of the Fund as defined in the 1940 Act.

Unless otherwise specified, if a percentage restriction on an investment or utilization of assets set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changing values or a similar event (such as a reduction in the size of the Funds occasioned by the redemption of shares) will not be considered a violation of the Funds' investment restrictions.

NET ASSET VALUE

The net asset value per share, on which purchase, exchange and redemption prices are based, is calculated in accordance with the formula and at the times set forth in the Prospectus. As of the date of this Statement of Additional Information, the Funds understand that the New York Stock Exchange will be closed (and, thus, no net asset value will be calculated) on the following U.S. holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities traded on an exchange or on the NASDAQ National Market System are valued at the closing price. If there has been no sale on such date or if the closing price is not the last sale price, then the security is valued at the mean of the closing bid and asked prices on such day. Equity securities that are not traded on an exchange or on the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

Short-term debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. Other debt securities are valued at prices provided by one or more pricing services or by one or more bona fide market-makers as of the closing of the relevant market.

Options on futures contracts, and exchange-traded options other than index options, are valued at the last sale price listed on the exchange on which they are traded, unless no sales of such options have taken place that day, in which case they will be valued at the mean between their closing bid and asked prices. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and asked prices on that day. If the last sale price falls outside of the range of the closing bid and asked prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and asked prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. When the Funds write an option, an amount equal to the premium received is included as an asset, and an equivalent deferred credit is included as a liability and marked to market on a daily basis. If a call option written by the Funds is exercised, the proceeds are increased by the premium received. If a call option written by the Funds expires, the Funds have a gain in the amount of the premium. If the Funds enter into a closing purchase transaction, the Funds will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If a put option held by the Funds is exercised, the amount the Funds receive on sale of the underlying investment is reduced by the amount of the premium paid by the Funds.

Futures contracts are valued at the last settlement price as of the close of the commodity exchange on which they are traded.

All prices are taken from the primary market in which the portfolio security or other asset is traded.

Investments in privately held companies will be valued at cost until such time as the Board of Directors deems material information regarding the company has been provided to justify an adjustment to the book value. Material information which may be considered includes, but is not limited to, information regarding subsequent rounds of financing by other institutional investors, and positive or negative news events that surround the privately held company or its product line.

The Board of Directors has delegated to the Funds' Custodian and the Adviser the authority to make valuations of marketable securities in accordance with the standards described above. If market quotations are not readily available for valuation purposes, portfolio securities and other assets will be valued by, or under the direction of, the Board of Directors in such manner as the Board of Directors deems, in good faith, appropriate to reflect the fair value thereof.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

You may purchase, redeem or exchange shares on any day the NYSE is open as provided in the Funds' prospectus.

GOOD ORDER. A purchase, redemption or exchange request is deemed to be received in good order when all required paperwork, stock powers, monies, signatures and signature guarantees are received by the transfer agent, or an authorized broker or its designee.

AUTHORIZED BROKERS. The Funds have authorized one or more brokers to receive purchase and redemption orders, and to designate other intermediaries to receive such orders, on its behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or designee receives the order. Orders will be priced at the Funds' net asset value next determined after receipt by an authorized broker or designee in good order.

CERTIFICATES AND STOCK POWERS. Because of the costs and risks involved to stockholders of holding shares in certificate form, any shares purchased will be held by the transfer agent and not issued in certificate form unless a certificate is requested by the stockholder. In the case where a certificate is issued and the stockholder requests a redemption, the certificate and a stock power endorsed by the stockholder exactly as the shares are registered must be returned to the Funds' transfer agent before the redemption request will be processed.

SIGNATURE GUARANTEE. Some redemption requests may require a signature guarantee depending on the amount being requested and where the proceeds are to be sent. A signature guarantee is a widely accepted way to protect stockholders and the Funds by verifying the signature on the request. Signature guarantees should not be qualified in any way, whether by date or otherwise. Signatures must be guaranteed by an "Eligible Guarantor Institution" and not by a notary public or any other person or entity. An "Eligible Guarantor Institution" means a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association that is a participant in the Securities Transfer Agents Medallion Program ("STAMP") endorsed by the Securities Transfer Association. To find out if your redemption request requires a signature guarantee please contact the Funds' transfer agent at 800-541-4366.

SYSTEMATIC WITHDRAWAL PLAN. You or the Funds may terminate the Systematic Withdrawal Plan at any time upon written notice to the other. The Plan will also be terminated by the Funds' transfer agent on receipt of satisfactory evidence of your death or incapacity. Until it has received such notice, the Funds' transfer agent will not be liable for any deductions or payments made in accordance with the Plan.

TELEPHONE TRANSACTIONS. Interruptions in telephone service may mean that you will be unable to effect a transaction by telephone when desired. When telephone transactions are difficult to implement, you should mail or send by overnight delivery a written request directly to the Funds' transfer agent. By making telephone exchanges or redemptions you may be giving up a measure of security that you may have had if such transactions had been in writing. The Funds and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds and its transfer agent may be liable for any losses due to unauthorized or fraudulent instructions if such procedures are not followed. For your protection, the Funds' transfer agent records all telephone calls. Exchanges by telephone can only be made between accounts with identical registrations and only if your account registration has not changed within 30 days. Redemption proceeds are sent only to a stockholder's registered address or to a bank account previously designated by the stockholder. It is also the Funds' policy to mail a written confirmation to you at your address of record within five business days after any telephone transaction. The Funds or its transfer agent may refuse to honor any telephone transaction request if the Funds or its transfer agent believes, for any reason, that the request is unauthorized. You will be promptly notified of any refused telephone transaction request. Neither the Funds nor its transfer agent will be liable for following telephone instructions that the Funds' transfer agent reasonably believes to be genuine. Since you may bear the risk of loss in the event of an unauthorized telephone transaction, you should verify the accuracy of telephone transactions immediately upon receipt of the written confirmation.

Telephone transaction procedures may be modified or suspended without notice during periods of drastic economic or market changes, and may be modified or terminated on 60 days' notice to stockholders at any time. Shares held by a Keogh plan or IRA and shares issued in certificate form are not eligible for telephone exchange or redemption.

DISTRIBUTIONS AND TAXES

The Funds believe they will qualify as "regulated investment companies" ("RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Qualification as a RIC allows the Funds to qualify for "pass-through" treatment under the federal income tax laws, which means the Funds, subject to certain conditions and requirements, will not be subject to U.S. federal income tax on amounts it distributes to stockholders.

To qualify as a RIC, the Funds must, among other things, (a) derive in each taxable year at least 90% of their gross income from dividends, interest, gains from the sale or other disposition of stocks, securities or foreign currencies, or certain other sources, (b) diversify their holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Funds' total assets is represented by cash and cash items, U.S. government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund's total assets is invested in the securities of any one issuer (other than U.S. government obligations, securities of other regulated investment companies or the securities of other regulated investment companies), and (c) distribute in each year at least 90% of its taxable and net tax-exempt income to stockholders.

For any year in which they do not qualify as a RIC, (a) the Funds will be taxed as an ordinary corporation, (b) distributions to stockholders will not be deductible by the Funds in computing taxable income, and (c) the Funds' distributions, to the extent made out of the Funds' current or accumulated earnings and profits, will be taxable to stockholders as dividends (regardless of whether they would otherwise have been considered long-term capital gains). Should a Fund be deemed a personal holding company, its undistributed income would be taxed at the highest marginal rate applicable to corporations and it could be subject to an additional personal holding company tax generally equal to 39.6% of its net undistributed dividend and interest income.

RICs are subject to a nondeductible 4% excise tax on the excess (if any) of the "required distribution" for a calendar year over the "distributed amount" for such year. To avoid imposition of such tax, a RIC generally will have to distribute in each calendar year at least 98% of its ordinary income for such calendar year and at least 98% of its capital gains for the 12-month period ending on October 31 of such year. The Funds intend to make sufficient distributions each year to avoid imposition of the excise tax.

Events subsequent to a dividend or distribution may cause the dividend or distribution to be recharacterized, in whole or in part, for U.S. federal income tax purposes.

HEDGING AND OTHER TRANSACTIONS. The Funds are currently authorized to invest in or write Options, Futures Contracts, Options on Futures Contracts and Swaps to hedge against changes in stock prices and market movements, as a substitute for an underlying investment, to facilitate trading and to reduce transaction costs ("Hedging Transactions"). Certain of these transactions may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term ("60/40") capital gains or losses. Also, any
Section 1256 contracts that are held by the Funds at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is generally treated as a 60/40 gain or loss.

Generally, any Hedging Transactions undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Funds. For example, Hedging Transactions may convert gains, which would otherwise be taxable as long-term capital gain into short-term capital gain, which is taxed as ordinary income when distributed to stockholders. In addition, any losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because the straddle rules are complex and their interpretation unclear, the tax consequences to the Funds of Hedging Transactions are uncertain.

The Funds may make one or more of the elections available under the Code that are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and that will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in Hedging Transactions.

In addition, under the "conversion transaction" provisions of the Code, certain gains derived from the Funds' hedging or other activities may be recharacterized as ordinary income for federal income tax purposes. While some regulations have been issued under these provisions, the application of these provisions is expected to be further defined by additional regulations to be issued by the Treasury Department. The Adviser will take these provisions, regulations and any subsequent regulations into account in assessing the hedging and other strategies of the Funds.

The diversification and income requirements applicable to the Funds' assets and other restrictions imposed on the Funds by the Code may limit the extent to which the Funds will be able to engage in transactions in, Options, Futures Contracts, Options on Futures Contracts, and Swaps.

CERTAIN FOREIGN TAX CONSEQUENCES. Foreign securities, such as those purchased by the Funds, may be subject to foreign taxes that could reduce the yield on such securities, although a stockholder otherwise subject to United States federal income taxes may be entitled to claim a credit or deduction for such tax purposes, subject to certain limitations.

Dividends and interest received by the Funds in connection with foreign securities investments may give rise to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 35%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to the limitations of the Code. Foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

BACKUP TAX WITHHOLDING. Certain stockholders may be subject to backup tax withholding at a 31% rate. Generally, a stockholder will be subject to backup withholding if the stockholder fails to provide the Funds with its correct taxpayer identification number, or if the IRS notifies the Funds that the stockholder has underreported interest or dividends. In addition, stockholders who fail to certify that they are not subject to backup withholding (on the grounds only of underreporting and notice from the IRS) will be subject to backup withholding. Accordingly, to avoid being subject to backup withholding, investors who acquire shares in the Funds must certify that they have provided their correct taxpayer identification numbers and that they are not subject to backup withholding in the appropriate spaces on the application at the end of the Prospectus.

The discussion in the Prospectus, together with the foregoing, is a general and abbreviated summary of the tax consequences of investment in the Funds. Investors are urged to consult their own tax advisors to determine the effect of investment in the Funds upon their individual tax situations.

DIRECTORS AND OFFICERS

The management of the Company, including the general overall supervision of the Funds' portfolio transactions, is the responsibility of the Board of Directors. The names and business addresses of the Directors and officers of the Company and their principal occupations and other affiliations during the past five years are set forth below:

                                 Positions Held                          Principal Occupations And Other
Name, Address and Age            With the Company                      Affiliations During the Past 5 Years
---------------------            ----------------                      ------------------------------------
Peter M. Hill(1) (50)            Director and Chairman        Director and Chief Investment Officer of Bailard, Biehl &
950 Tower Lane, Suite 1900                                    Kaiser, Inc., the Funds' Investment Adviser (the "Adviser").
Foster City, CA  94404                                        Director of BB&K Fund Services, Inc., the Funds' Distributor
                                                              (the "Distributor"), since June 1992. President and Director of the Bailard, Biehl & Kaiser Technology Exchange Fund, LLC
                                                              (the "Tech Fund"), since March 2000. President and Director of the Bailard, Biehl & Kaiser New Leaders Technology
                                                              Exchange Fund, LLC (the "New Leaders Fund") and the Bailard,
                                                              Biehl & Kaiser Decathlon Exchange Fund, LLC (the "Decathlon
                                                              Fund"), since August 2000,

Burnice E. Sparks, Jr.(1) (52)   Director and President       Director and President of the Adviser. Director and Chief
950 Tower Lane, Suite 1900                                    Executive Officer of the Distributor since June 1992.
Foster City, CA 94404                                         President of the Bailard, Biehl & Kaiser Fund Group, Inc.
                                                              (the "Fund Group").

Barbara V. Bailey(1) (42)        Treasurer                    Treasurer of BB&K Holdings, Inc. and Executive Vice
950 Tower Lane, Suite 1900                                    President and Treasurer/ Secretary of the Adviser since
Foster City, CA  94404                                        December 1995. Treasurer of the Fund Group since September
                                                              1996. Secretary of the Distributor and Treasurer and
                                                              Secretary of the Bailard, Biehl & Kaiser Real Estate
                                                              Investment Trust, Inc. (the "REIT"), since January 1996.
                                                              Treasurer of the Tech Fund since March 2000. Treasurer of
                                                              the New Leaders Fund and the Decathlon Fund since August
                                                              2000.

Janis M. Horne(1) (45)           Secretary and Chief          Senior Vice President and Investment Counselor of the
950 Tower Lane, Suite 1900       Compliance Officer           Adviser. Secretary of the Fund Group. Chief Compliance
Foster City, CA  94404                                        Officer of the Adviser since June 1996 and of the Fund Group since September 1996.

Sofi Kyriakidis(1) (28)          Assistant Treasurer and      Employee of the Adviser since November 1995, most recently
950 Tower Lane, Suite 1900       Assistant Secretary          as Senior Vice President. Assistant Treasurer and Assistant
Foster City, CA 94404                                         Secretary of the Fund Group since September 1996. Assistant
                                                              Treasurer of the REIT since June 1996. Treasurer of the
                                                              Distributor since January 1996. Secretary of the Tech Fund since March 2000. Secretary of the New Leaders Fund and the
                                                              Decathlon Fund since August 2000.

Shirley L. Clayton(2) (63)       Director                     Chief Financial Officer of CBYON, since February 2001.
122 Campo Bello Lane                                          President of Raven Biotechnologies, a biotechnology firm,
Menlo Park, CA 94025                                          from January 1999 to January 2001. Chief Financial Officer of Orquest, a biotechnology firm, from May 1998 to January
                                                              1999. President and Chief Operating Officer of TopoMetrix, a
                                                              manufacturer of scanning probe microscopes, from June 1993 to 1998. Trustee of the Fund Group.

Scott F. Wilson(2) (56)          Director                     Managing Partner of Venture Management Associates, an
Venture Management Associates                                 investment banking firm, since 1991. Director of the Tech
999 Third Ave., Ste. 3700                                     Fund since March 2000. Director of the New Leaders Fund and
Seattle, WA  98104                                            Decathlon Fund since August 2000. Director of several
                                                              private technology companies. Trustee of the Fund Group.

James C. Van Horne(2) (65)       Director                     A.P. Giannini Professor of Finance at Graduate School of
Graduate School of Business                                   Business of Stanford University from September 1976 to the
Stanford University                                           present. Director of Sanwa Bank California and Montgomery
Stanford, CA  94305                                           Street Income Securities, Inc., a registered investment
                                                              company. Director of EFTC Co., an electronic manufacturing services firm. Trustee of the Fund Group.

----------
(1)  "Interested person" of the Company, as defined in the 1940 Act.
(2)  Member of the Audit Committee.

The following table sets forth the estimated compensation to be paid to the Company's Directors during the fiscal year ended September 30, 2001.

                               Compensation Table

                                          Pension or Retirement       Estimated         Total Compensation
                            Aggregate      Benefits Accrued as          Annual        From Company and Fund
   Name of Person         Compensation       Part of Company         Benefits Upon           Complex(1)
    and Position          From Company           Expenses             Retirement         Paid to Directors
    ------------          ------------           --------             ----------         -----------------
Peter M. Hill              $     0(2)               $0                     $0                   $     0
 Director

Burnice E. Sparks, Jr.     $     0(2)               $0                     $0                   $     0

Shirley L. Clayton         $25,466(3)               $0                     $0                   $32,000
 Director

Scott F. Wilson            $25,466(3)               $0                     $0                   $32,000
 Director

James C. Van Horne         $25,466(3)               $0                     $0                   $32,000
 Director

The Company and the Fund Group reimburse each Director and Trustee for travel and other out-of-pocket disbursements incurred in connection with attending Board meetings. The Company and the Fund Group also reimburse other travel expenses of Directors, Trustees and officers, including international travel expenses, incurred incident to the performance of duties as a Director, Trustee or officer.

----------
(1) A Fund Complex consists of investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other related investment companies. The Company and the Fund Group are considered to be part of the same Fund Complex.
(2) Does not include fees paid to the Adviser pursuant to the Management Agreement as described below under "INVESTMENT ADVISORY AND OTHER SERVICES".
(3) Consists of a $20,000 annual Director fee plus $1,600 for each Board meeting attended in person.

INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT AGREEMENT

The Funds have entered into an Investment Management Agreement (the "Management Agreement") with Bailard, Biehl & Kaiser, Inc., a California corporation (the "Adviser" or "Bailard, Biehl & Kaiser"), for investment advisory and certain portfolio transaction and administrative services dated October 1, 1993. The Adviser, subject to the general supervision of the Company's Board of Directors, is responsible for the overall management of the Funds' portfolio in accordance with the Funds' investment objectives, policies and restrictions. The Adviser is also responsible for making investment recommendations as to securities to be acquired, purchased or sold, for reviewing and selecting firms to effect the execution of portfolio transactions and for reviewing the execution of such transactions to ensure their overall reasonableness. In addition, the Adviser provides certain administrative services to the Funds, including the oversight of the various agents, records and reports of the Funds.

Under the Management Agreement, the Funds will paythe Adviser will receive a monthly fee calculated at an annual rate equal to 0.75% of the net average daily assets of each Fund. The separate advisory fees payable to the Adviser by its advisory clients have been reduced by an approximation of the amount of fees it receives from the Funds attributable to the assets of its advisory clients.

The Management Agreement may be terminated at any time, without penalty upon 60 days' written notice, by majority vote of the Board of Directors of the Company or by a vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Management Agreement may also be terminated by the Adviser upon not less than 180 days' written notice to the Funds and terminates automatically upon its assignment (as defined in the 1940
Act).

The Adviser has granted the Funds the right to use the designation "Bailard, Biehl & Kaiser" in its name and has reserved the right to withdraw its consent to the use of such designation by the Funds under certain conditions, including the condition that Bailard, Biehl & Kaiser ceases to act as the Funds' investment adviser, and to grant the use of such name to others, including any other investment company.

EXPENSES OF THE FUNDS

The Funds pay all of their own expenses (except for those expressly to be paid by the Adviser), including without limitation the following: organization costs, taxes, investment management fees, expenses for legal and auditing services, costs of printing proxies, stock certificates, stockholder reports, prospectuses and statements of additional information, charges of the Funds' custodian, any sub-custodian and transfer and dividend disbursing agent, expenses of redemption of the Funds' shares, Securities and Exchange Commission fees, expenses of registering the Funds' shares under federal, state and foreign laws, fees and actual out-of-pocket expenses of Directors, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other similar expenses.

The Adviser pays certain expenses incurred in the Funds' day-to-day management, including the costs of office space and other facilities used by the Adviser, and salaries and expenses of personnel of the Adviser. As an accommodation to the Funds, from time to time, the Adviser directly pays certain expenses of the Funds (such as insurance premiums, Directors' fees, and fees relating to state securities law filings) for which the Adviser is later reimbursed by the Funds. Disbursements by the Adviser on behalf of the Funds and their subsequent reimbursement by the Funds are effected only upon the prior approval of an officer of the Company.

OTHER SERVICES

BB&K Fund Services, Inc., 950 Tower Lane, Suite 1900, Foster City, California 94404 (the "Distributor"), is a registered broker/dealer and serves as the sole distributor for the Funds' shares pursuant to an agreement with the Funds. The Distributor receives no commissions or other compensation from the Funds. The Funds' shares may also be purchased directly from the Funds.

The Adviser and the Distributor are wholly owned subsidiaries of BB&K Holdings, Inc. ("Holdings"), which may be deemed to be a controlling person of the Adviser and the Distributor. In addition, Thomas E. Bailard and his spouse, Terri, may be deemed to be controlling persons of the Adviser and the Distributor, by virtue of their beneficial ownership of more than 25% of the securities of Holdings, as individuals or Directors.

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian of the Funds' assets. As part of the Custodian Agreement, the Funds' Custodian has agreed to act as the Funds' financial agent, and will maintain certain books and records for the Funds, perform the calculations necessary to compute the value of the Funds' investment securities and other assets and the net asset value of the Funds' shares, confirm all share purchases and redemptions to the Funds' Transfer Agent, provide financial reports to the Funds necessary to prepare its financial statements, and provide additional services of a similar nature.

The Company, on behalf of the Funds, has entered into an Administration Agreement dated as of October 1, 1991, as amended, with Investment Company Administration LLC ("ICA"), 2020 E. Financial Way, Suite 200, Glendora, California 91741. Pursuant to such agreement, ICA provides certain administrative services in connection with the management of the Funds' operations. Such services include: (i) assisting the Funds' accountants in preparing financial reports, (ii) assisting the Funds' attorneys in preparing amendments to the Funds' registration statement, any proxy materials and other forms and reports to be filed with the SEC, (iii) preparing periodic reports to stockholders, (iv) monitoring compliance with the Funds' investment policies and restrictions, and (v) other administrative matters. As compensation for such services, the Funds pay ICA an annual fee of $32,500 each.

Transfer agent and dividend paying agent services are provided by Chase Global Funds Services Company ("CGFSC"), P.O. Box 2798, Boston, Massachusetts 02208, an affiliate of The Chase Manhattan Bank, N.A. CGFSC also files applications under state law to register the Funds' shares for sale, and to register the Company and/or the Company's officers to sell the Funds' shares.

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, serves as the Funds' independent accountants, providing audit services, including review and consultation in connection with various filings by the Funds with the Securities and Exchange Commission and tax authorities.

PERSONAL SECURITIES TRANSACTIONS

Officers, Directors and employees of the Company, the Distributor and the Adviser are permitted to invest in securities for their own account, including securities that may be purchased or held by the Funds. To address potential conflicts with the interests of the Funds that might arise from personal securities transactions, the Company, the Distributor and the Adviser have adopted a written code of ethics pursuant to Rule 17j-1 under the 1940 Act.

BROKERAGE

The Adviser is responsible for the allocation of brokerage and reviews the efficiency of execution and reasonableness of the commissions charged. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved. The Adviser generally seeks reasonably competitive commission rates in domestic and foreign transactions. Ordinarily, the Adviser purchases securities from the primary market, whether over-the-counter or listed, and listed securities may be purchased in the over-the-counter market if, in the judgment of the Adviser, it is the primary market.

Within the framework of the above policies, the Adviser may also consider research, investment information and other related services, such as price quotations, provided by brokers. In recognition of research services, the Adviser has the authority to cause the Funds to pay brokerage commissions (which are negotiated in the case of domestic stock exchange transactions, but which are often fixed in the case of foreign stock exchange transactions) in excess of that which other brokers might charge for effecting the same transaction. As a consequence, the Funds could pay a broker that furnishes research services for the Adviser a higher commission than that which might be paid to another broker that does not furnish research services, or that furnishes research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the value of the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Funds. Research services that could be provided could include analyses of industries, statistical or economic information or analyses of issuers. The Funds may also place orders for securities transactions with its Custodian in return for a discount on the Funds' custodial fees. This practice will have the effect of reducing the amount of expenses reported in the Funds' financial statements. The Adviser will review, from time to time, brokerage commissions paid on behalf of the Funds with a view to determining their reasonableness in relation to brokerage commissions paid by other similarly situated investors.

The extent to which commissions charged by brokers may reflect an element of value for research services cannot be determined. To the extent that research services of value are provided by brokers through whom the Funds places portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research services furnished by brokers could be useful and of value to the Adviser in serving its other clients as well as the Funds. On the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Funds. It is not the Funds' practice to allocate portfolio securities business on the basis of sales of its shares.

There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Adviser, some of which accounts have investment objectives similar to the Funds' investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Funds, they will be effected only when the Adviser believes that to do so will be in the best interest of the Funds. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner that is deemed equitable by the Adviser to the accounts involved, including the Funds. The Adviser has adopted a Trade Policy to ensure that all clients will be treated fairly when trades are aggregated.

In regard to any investments by the Funds in privately held companies, the Funds may pay placement fees to independent consultants or brokers for access to these investments.

No brokerage commissions will be paid to any broker that was at the time of the transaction an "affiliated person" of the Funds or indirectly affiliated with the Funds through a common "affiliated person" as that term is defined in the 1940 Act. Neither the Adviser nor any of its affiliates receives any brokerage commissions from portfolio transactions.

STOCKHOLDER INFORMATION

The Funds are newly organized. As of the date of this Statement of Additional Information, the Adviser held all the outstanding shares of each Fund.

DESCRIPTION OF CAPITAL STOCK

The Funds are series within the Bailard, Biehl & Kaiser Opportunity Fund Group, Inc., an open-end management investment company organized on June 12, 1990 as a Maryland corporation (the "Company"). Currently, the other series of the company are the Bailard, Biehl & Kaiser International Equity Fund and the Bailard, Biehl & Kaiser Bond Opportunity Fund. Only one class of stock has been authorized for each Fund to date. Further series and classes may be added without stockholder approval, but the Company has no immediate plans to do so.

The Company has authorized the issuance of up to 1,000,000,000 shares of Common Stock, par value $.0001, in one or more series. Currently, the Funds are each authorized to issue 100,000,000 shares of Common Stock. When issued, shares in the Funds will be fully paid and non-assessable and will have no preemptive, conversion or exchange rights.

Shares of each series and class are entitled to one vote for all purposes. Shares of each series and class vote as a single body with respect to matters, such as election of Directors, that affect all series and classes in substantially the same manner. As to matters affecting each series or class separately, such as approval of agreements with investment advisers, shares of each series or class vote as a separate series or class. Shares of each series are entitled to dividends as determined by the Board of Directors and, upon liquidation, are entitled to receive the net assets of that series or class. Stockholders are entitled to require the Funds to redeem their shares, and the Funds may redeem shares under certain circumstances, as set forth under "Redemption of Shares." The transfer of shares, other than by redemption, is subject to restrictions in some jurisdictions.

The voting rights of the shares are non-cumulative, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining shares voting will not be able to elect any Director. The Company is not required to hold annual meetings for the election of Directors or otherwise. Special meetings may be called by the Chairman of the Board, the Board of Directors, or the President or by stockholders entitled to cast at least 10% of the shares entitled to vote. The Company will assist in stockholder communications with respect to any meeting duly called by the holders of its shares.

A full statement of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption of the shares of each series and class of stock that the Company is authorized to issue and the differences in the relative rights and preferences between the shares of each series and class to the extent that they have been set, and the authority of the Board of Directors to set the relative rights and preferences of subsequent series and classes, will be furnished by the Company to any stockholder, without charge, upon request to the Secretary of the Company at its principal office.

PERFORMANCE DATA

The Funds may compute their average annual compounded rate of total return during specified periods that would equate a hypothetical initial investment of $1,000 to the ending redeemable value of such investment by (a) adding one to the computed average annual total return, (b) raising the sum to a power equal to the number of years covered by the computation and (c) multiplying the result by $1,000 (which represents the hypothetical initial investment). The ending redeemable value is determined by assuming a complete redemption at the end of the periods covered by the average annual total return computation.

The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in our registration statement filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The registration statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): Bonds rated Aaa by Moody's are judged by Moody's to be of the highest quality by all standards. Together with bonds rated Aa, they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Moody's Baa rated bonds are medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well. They are still considered investment grade bonds.

Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Moody's B rated bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds with a Caa rating from Moody's are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Bonds with a Ca rating from Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds with a C rating from Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION ("S&P"): Bonds rated AAA are considered by S&P to be the highest grade obligations, and the capacity to pay interest and principal is extremely strong. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay interest and principal and differ only in a small degree from issues rated AAA. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P's BBB rated bonds, or medium-grade category bonds, are regarded as having adequate capacity to pay principal and interest. Whereas BBB bonds normally exhibit adequate protection parameters, adverse economic conditions or changes in circumstances are more likely to lead to a weakened capacity to pay interest and principal. They are still considered investment grade bonds.

Bonds rated BB and B by S&P are regarded as having significant speculative characteristics. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions. Bonds rated B are more vulnerable to nonpayment than those rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the bond.

A bond rated CCC by S&P is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the bond. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment.

The C rating may be used by S&P to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this bond are being continued.

Bonds rated D by S&P are in payment default. The D rating category is used when payments on a bond are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC from S&P may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

HEDGING AND OTHER TRANSACTIONS

OPTIONS ON INDIVIDUAL STOCKS. The Funds may write covered call and put options and purchase call and put options ("Options") on individual stocks that are traded on United States exchanges and over-the-counter, to attempt to minimize the risks to the Fund from adverse changes in individual stock positions and market conditions and as a substitute for an underlying securities position. For example, when a Fund anticipates a decline in the market value of a portfolio security, it may purchase put Options on the security. If the value of the security does decline, the Fund will have the right to sell the security for a fixed amount and will thereby offset, in whole or in part, the adverse effect that would otherwise have occurred. Where a Fund predicts a change in the market value of a security to be acquired that would increase the cost of such security, the Fund may purchase call Options thereon. The purchase of such Options could offset, at least partially, the effect of rising prices.

The Funds may write put and call Options for the same types of hedging purposes. For example, when a Fund anticipates a decline in the value of a portfolio security, it could, instead of purchasing a put Option, write a call Option on the relevant security. If the expected decline occurs, the Option will most likely not be exercised and the diminution in value of the portfolio security will be fully or partially offset by the amount of the premium received. Similarly, instead of purchasing a call Option to hedge against an anticipated increase in the cost of securities to be acquired, a Fund could write a put Option on the relevant security that, if prices move in the manner projected, will expire unexercised and allow the Fund to hedge such increase cost up to the amount of the premium. The writing of an Option constitutes only a partial hedge up to the amount of the premium, and only if prices move in the expected direction. If this does not occur, the Option may not be offset by the amount of the premium. Through the writing of Options, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in stock prices.

All put and call Options written by the Funds will be covered. The Funds may cover a put Option by (i) establishing a segregated account containing Liquid Assets equal to the strike price of the put Option written by the Funds (less any margin on deposit), (ii) selling short the security underlying the put Option at the same or higher price than the strike price of the put Option written by the Funds (or, if lower, the Funds may segregate Liquid Assets equal to the difference), or (iii) purchasing a put Option with a strike price the same as or higher than the strike price of the put Option sold by the Funds (or, if lower, the Funds may segregate Liquid Assets equal to the difference).

The Funds may cover a call Option by (i) segregating Liquid Assets equal to the market value of the security underlying the call Option (less any margin on deposit) but not less than the strike price of the call Option, (ii) owning the security underlying the Option or (iii) purchasing a separate call Option on that security with a strike price no higher than the strike price of the Option sold by the Funds (or, if higher, the Funds may segregate Liquid Assets equal to the difference).

If a Fund, as the writer of an Option, wishes to terminate its obligation, it may effect a closing purchase transaction. This is accomplished by buying an Option of the same series as the Option previously written. The effect of the purchase is that the Fund's position will be canceled. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an Option. Likewise, where the Funds hold an Option, they may liquidate their position by effecting a closing sale transaction. This is accomplished by selling an Option of the same series as the Option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

The Funds will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the Option or is more than the premium paid to purchase the Option; the Funds will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the Option or is less than the premium paid to purchase the Option. Because increases in the market price of a call Option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call Option to close out a previously written call Option is likely to be offset in whole or in part by appreciation of the Funds' portfolio securities.

The benefit to the Funds derived from purchases of Options will be reduced by the amount of the premium and related transaction costs. In addition, where prices do not move in the direction or to the extent predicted, the Funds could sustain losses that would require them to forego a portion or all of the benefits of advantageous changes in such prices.

OPTIONS ON STOCK INDICES. The Funds may write covered put and call Options and purchase put and call Options on stock indices to attempt to minimize the risks to the Funds from adverse changes in market conditions and as a substitute for an underlying investment. Options on stock indices are similar to options on individual stocks. For additional information on the risks and benefits of Options on stock indices, see "Options on Individual Stocks"

Call Options on stock indices written by the Funds will be covered (i) by segregating a portfolio of securities substantially replicating the movement of the index, (ii) by holding a call Option on the same index with a strike price no higher than the strike price of the Option written by the Funds or (iii) in such other manner as may be in accordance with the rules of the exchange on which the Option is traded and applicable laws and regulations.

The Funds will cover put Options on stock indices by (i) segregating Liquid Assets equal to the Option's exercise price, (ii) holding a put Option on the same index with a strike price no higher than the strike price of the put Option written by the Funds or (iii) in such other manner as may be in accordance with the rules of the exchange on which the Option is traded and applicable laws and regulations.

The Funds will receive a premium for writing a put or call Option that will increase the Funds' gross income in the event the Option expires unexercised or is closed out at a profit. If the value of an index on which the Funds have written a call Option falls or remains the same, the Funds will realize a profit in the form of the premium received (less transaction costs) that will offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Funds will realize a loss in its call Option position, which will reduce the benefit of any unrealized appreciation in the Funds' securities holdings. By writing a put Option, the Funds assume the risk of a decline in the index. To the extent that the price changes of securities owned by the Funds correlate with changes in the value of the index, writing covered put Options on indices will increase the Funds' losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the Option.

FUTURES CONTRACTS ON INDIVIDUAL STOCKS AND STOCK INDICES. The Funds may enter into exchange-traded contracts for the purchase or sale for future delivery of individual stocks and stock indices to attempt to minimize the risk to the Funds from adverse changes in stock prices and market conditions, and as a substitute for an underlying investment ("Futures Contracts").

The acquisition or sale of Futures Contracts is designed to protect the Funds from fluctuations in individual security prices and market movements without actually buying or selling the underlying securities.

All Futures Contracts to which the Funds are a party will be covered. A Futures Contract obligating the Funds to purchase a security or stock index is covered if the Funds segregate, in a special account with the Custodian, Liquid Assets equal to the price of the Futures Contract due on the settlement date (less any margin on deposit). The Funds may also cover a long position by purchasing a put Option on the same Futures Contract with an exercise price as high or higher than the price of the Futures Contract held by the Funds (or, if lower, the Funds may segregate Liquid Assets equal to the difference).

A Futures Contract in which the Funds have the position of a seller is covered if the Funds segregate Liquid Assets equal to the market value of the security or index underlying the Futures Contract (less any margin on deposit, but not less then the market price at which the position was established). Alternatively, the Funds may cover such a Futures Contract by (i) owning the security underlying the Futures Contract, or, in the case of a stock index, segregating a portfolio of securities substantially replicating the movement of the index or (ii) holding a call Option permitting the Funds to purchase the same Futures Contract at a price no higher than the price at which the position was established (or, if higher, the Funds may segregate Liquid Assets equal to the difference).

If the Funds enter into a Futures Contract, they will be subject to initial and variation margin requirements. At the time a Futures Contract is purchased or sold, the Funds must allocate cash or securities as an initial margin deposit ("initial margin"). It is expected that initial margin will be approximately 1-1/2% to 5% of a Futures Contract's face value. A Futures Contract is valued ("marked to market") daily. The Funds will be required to increase their margin deposit ("variation margin") when the value of a Futures Contract decreases and, conversely, the Funds will receive payment for any increase in the Futures Contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments may be made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a Futures Contract may not have been issued when the contract was written.

Although Futures Contracts, by their terms, call for the actual delivery or acquisition of an asset, in most cases the contractual obligation is fulfilled (or "offset") before the expiration date of the Futures Contract without having to make or take delivery of the underlying asset. Offset of a Futures Contract is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical Futures Contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying asset.

The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions that may prevent the Funds from successfully using Futures Contracts. First, all participants in the futures markets are subject to initial and variation margin requirements. Rather than meeting variation margin requirements, investors may close Futures Contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct prediction of general interest rates or market conditions by the Funds may not result in a successful transaction.

If the Funds make an erroneous judgment about the general direction of security prices or market conditions, the Funds' overall performance would be worse than the performance the Funds would have achieved had they not entered into any such contract. If the Funds have hedged against the possibility of a movement in security prices or market conditions that would adversely affect the price of their portfolio securities and such prices or markets did not move as anticipated, the Funds would lose part or all of the benefit of the increased value of the hedged securities because they will have offsetting losses in futures positions. In addition, in such situations, if the Funds had insufficient cash and were unable to effect a closing transaction, they might have to sell securities from their portfolios to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that reflect the rising market. The Funds may also have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS ON INDIVIDUAL STOCKS AND STOCK INDICES. The Funds may purchase and write options on Futures Contracts on stock indices and individual stocks to attempt to minimize the risk to the Funds from adverse changes in stock prices and market conditions, and as a substitute for an underlying securities. ("Options on Futures Contracts").

A call Option on a Futures Contract written by the Funds constitutes a partial hedge against declining prices of the assets that are deliverable upon exercise of the Futures Contract. If the price of the Futures Contract at expiration of the Option is below the exercise price, the Funds will retain the full amount of the Option premium, which provides a partial hedge against any decline that may have occurred in the Funds' portfolio. A put Option on a Futures Contract written by the Funds constitutes a partial hedge against increasing prices of the assets that are deliverable under the Futures Contract. If the price of the Futures Contract at expiration of the Option is higher than the exercise price, the Funds will retain the full amount of the Option premium, which provides a partial hedge against an increase in the price of securities that the Funds intend to purchase.

If a put or call Option on a Futures Contract that the Funds have written is exercised, the Funds will incur a loss, which will be reduced by the amount of the premium the Funds received. Depending on the degree of correlation between changes in the value of their portfolio securities and changes in the value of their futures positions, the Funds' losses from Options on Futures Contracts may be reduced or increased by changes in the value of their portfolio securities.

All Options on Futures Contracts written by the Funds will be covered. In the case of the sale of a call Option on a Futures Contract, the Funds may cover by
(i) entering into a long position on the same Futures Contract at a price no higher than the strike price of the call Option on the Futures Contract (or, if higher, the Funds may segregate Liquid Assets equal to the difference), (ii) owning the security underlying the Futures Contract on which the Funds hold the Option, or, with respect to a stock index, a portfolio of securities substantially replicating the movement of the index, or (iii) holding a separate call Option permitting the Funds to purchase the same Futures Contract at a price no higher than the strike price of the call Option on the Futures Contract sold by the Funds (or, if higher, the Funds may segregate Liquid Assets equal to the difference.)

In the case of the sale of a put Option on a Futures Contract obligating the Funds to buy a Futures Contract, the Funds may establish a segregated account containing Liquid Assets equal to the settlement value of the Futures Contract underlying the Option on a Futures Contract. Alternatively, the Funds may cover the Option on a Futures Contract by holding a put Option permitting the Funds to sell the same Futures Contract at a price the same as or higher than the strike price of the put Option sold by the Funds (or, if lower, the Funds may segregate Liquid Assets equal to the difference).

The amount of risk the Funds assume when purchasing an Option on a Futures Contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option purchased.

ADDITIONAL RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SWAPS. Hedging transactions may be effective to protect the Funds against certain changes in stock prices or market movements. However, such transactions do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.

The ability of the Funds to hedge all or a portion of their portfolios through transactions in Options, Futures Contracts, and Options on Futures Contracts and Swaps depends on the degree to which price movements in underlying securities correlate with price movements in the relevant portion of the Funds' portfolio. In addition, the use of Futures Contracts and Options on Futures Contracts involves the risk of imperfect correlation of movements in the prices of Futures Contracts and Options on Futures Contracts, and movements in the prices of the underlying assets. If the price of a Futures Contract or an Option on a Futures Contract moves more or less than the price of the hedged asset, the Funds will experience a gain or loss that may not be completely offset by movements in the price of the asset that is the subject of the hedge.

The Funds may cover stock index Options that they have written, stock index Futures Contracts to which they are is a party, and Options on stock index Futures Contracts that they have has written through the segregation of a portfolio of stocks that substantially replicates the movement of the underlying stock index. The portfolio of securities used to cover such transactions may not match the actual composition of the index. In that event, the Funds will not be fully covered and would be subject to a risk of loss in the event of adverse changes in the value of the index.

The ability of the Funds to engage in transactions involving Options, Futures Contracts and Options on Futures Contracts and Swaps will depend on the degree to which liquid secondary markets in such instruments exist. Reasons for the absence of a liquid market include the following: (i) there may be insufficient trading interest in a particular instrument; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of Options, Futures Contracts or Options on Futures Contracts; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation ("OCC"), which effects the settlement of exchange traded Options, may not be adequate at all times to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of a particular instrument (or a particular class or series of such instrument). There can be no assurance that a liquid secondary market will exist for any particular investment at any specific time. Thus, it may not be possible for the Funds to close certain positions.

The costs to the Funds of hedging transactions vary among the various hedging techniques and also depend on such factors as the security or stock index involved, market conditions and the length of the contract or option period. Swaps are usually conducted on a principal basis, and no fees or commissions are therefore incurred. However, the Funds will incur brokerage commissions and related transaction costs when they purchase, write or invest in Options, Futures Contracts and Options on Futures Contracts. Furthermore, the Funds' ability to engage in hedging transactions may be limited by tax considerations.

Swaps are not traded on markets regulated by the Commodity Futures Trading Commission ("CFTC") or by the Securities and Exchange Commission ("SEC"), but are traded through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants are not available. For example, there are no daily price fluctuation limits, and therefore adverse market movements could continue to an unlimited extent over a period of time. Moreover, because the performance of Swaps is not guaranteed by the OCC or any other settlement agency, there is a risk of counterparty default.

Options traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all Options entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in Options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Funds to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Exchange-traded Options involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such Options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly exercise or settlement of such Options, or would result in undue burdens on the OCC or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery, the fixing of dollar settlement prices or prohibitions on exercise.

The exchanges on which Options, Futures Contracts and Options on Futures Contracts are traded may impose additional limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument that may be held by a single investor, whether acting alone or in concert with others (regardless of whether such positions are held or written on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the CFTC and the various markets have established limits, referred to as "speculative position limits," on the maximum net long or net short positions that any person may hold or control in a particular Futures Contract or Option on a Futures Contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Funds do not believe that these trading and position limits will have an adverse impact on the strategies for hedging the portfolios of the Funds.

     As filed with the Securities and Exchange Commission on March 2, 2001
                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================










                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.


















================================================================================

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

        (a) Articles of Incorporation of Registrant (incorporated by reference to Exhibit No. 1 of Post-Effective Amendment No. 29, dated June 29, 1998).

        (b) By-laws of Registrant (incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 29, dated June 29, 1998).

        (c)     Inapplicable.

        (d)(1) Investment Management Agreement between Registrant and Bailard, Biehl & Kaiser, Inc. dated as of October 1, 1993 (incorporated by reference to Exhibit No. 5 of Post-Effective Amendment No. 29, dated June 29, 1998).

        (d)(2) Amendment to Investment Management Agreement dated December 19, 2000 (incorporated by reference to Exhibit (d) (2) of Post-Effective Amendment No. 34, dated December 19, 2000).

        (e) Distribution Agreement between Registrant and BB&K Fund Services, Inc. dated as of October 1, 1993 (incorporated by reference to Exhibit No. 6 of Post-Effective Amendment No. 29, dated June 29, 1998).

        (f)     Inapplicable.

        (g)(1) Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated June 12, 1990, as amended December 22, 1995 and June 15, 1998 (incorporated by reference to Exhibit No.
                8.1 of Post-Effective Amendment No. 30, dated November 30,
                1998).

        (g)(2) Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co., dated as of June 15, 1998 (incorporated by reference to Exhibit No. 8.2 of Post-Effective Amendment No. 30, dated November 30, 1998).

        (h) Administration Agreement between Registrant and Investment Company Administration Corporation, dated October 1, 1993, as amended July 1, 1995 (incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement dated June 29, 1998).

        (i)(1) Opinion and Consent of Orrick, Herrington & Sutcliffe (incorporated by reference to Exhibit 10.1 of Post-Effective Amendment No. 14, dated July 26, 1990).

        (i)(2) Opinion and Consent of Piper & Marbury (incorporated by reference to Exhibit 10.2 of Post-Effective Amendment No. 14, dated July 26, 1990).

        (i)(3) Opinion and Consent of Howard, Rice, Nemerovski, Canady, Falk & Rabkin - to be filed by amendment

        (j)     Consent of Independent Accountants - Not applicable.

        (k)     Inapplicable.

        (l) Copies of investment letters provided in connection with the shares issued to raise initial capital (incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to Registrant's Form N-1 Registration Statement).

        (m)     Inapplicable.

        (n)     Inapplicable.

        (o)     Inapplicable.

        (p) Code of Ethics dated June 1, 2000 for Bailard, Biehl & Kaiser, Inc., BB&K Fund Services, Inc., Bailard, Biehl & Kaiser International Fund Group, Inc., and Bailard, Biehl & Kaiser Fund Group (incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 33, dated October 20, 2000).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant's organization has been sponsored by Bailard, Biehl & Kaiser, Inc. (the "Adviser"), a California corporation and a wholly owned subsidiary of BB&K Holdings, Inc., a California corporation ("Holdings"). Peter M. Hill, Burnice E. Sparks, Jr., Janis M. Horne, Barbara V. Bailey, and Sofi Kyriakidis, who are Directors and/or officers of Registrant, are also Directors and/or officers of the Adviser and/or BB&K Fund Services, Inc. (the "Distributor"), a California corporation and a wholly owned subsidiary of Holdings. Mr. Hill, Mr. Sparks, Ms. Bailey, Ms. Kyriakidis and Ms. Horne are also each shareholders of Holdings. Registrant's shares are offered to investment advisory or counseling clients and employees (including officers and relatives of employees and officers) and Directors of the Adviser. As a result, Holdings, the Adviser and/or the Distributor may be deemed to be directly or indirectly under common control with Registrant.

     Mr. Sparks, Ms. Bailey, Ms. Horne and Ms. Kyriakidis, who are officers and/or Directors of Registrant, are also officers and/or Directors of Bailard, Biehl & Kaiser Fund Group, a Massachusetts business trust and registered investment company (the "Fund Group"). Shirley L. Clayton, Scott F. Wilson and James C. Van Horne, Directors of Registrant, are also Trustees of the Fund Group. The Adviser serves as the investment adviser to the Fund Group and the Distributor as the distributor of the Fund Group. As a result, the Fund Group may be deemed to be directly or indirectly under common control with Registrant.

ITEM 25. INDEMNIFICATION

     Registrant participates in a policy of insurance that insures the Fund and its directors, officers and employees against any liability arising by reason of any actual or alleged breach of duty, neglect, error, misstatement, misleading statement or other act or omission within the scope of their duties.

     The By-laws of Registrant provide for indemnification of Registrant's directors, officers, employees and agents under certain circumstances as permitted by Section 2-418 of the Maryland General Corporation Law, and such provisions may be sufficiently broad to permit indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, but only to the extent permitted under Section 17(h) of the 1940 Act.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted for directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by Registrant is against public policy, as expressed in the 1933 Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The principal business of the Adviser is investment management, and the principal business address of the Adviser and each of its officers and Directors is 950 Tower Lane, Suite 1900, Foster City, California 94404. Set forth below is a list of each other business, profession, vocation or employment of a substantial nature during the past two fiscal years of each Director and officer of the Adviser who is a Director or officer of Registrant:

                         Position(s) Held              Other
Name                     with the Adviser              Employment
----                     ----------------              ----------
Peter M. Hill            Chief Investment Officer      Director of the Distributor; Chairman of Registrant;
                         and Director                  President and Director of the Bailard, Biehl & Kaiser
                                                       Technology Exchange Fund, LLC (the "Tech Fund"), Bailard,
                                                       Biehl & Kaiser New Leaders Technology Exchange Fund, LLC
                                                       (the "New Leaders Fund"), and Bailard, Biehl & Kaiser
                                                       Decathlon Exchange Fund, LLC (the "Decathlon Fund").

Burnice E. Sparks, Jr.   President and Director        Chief Executive Officer and Director of the Distributor;
                                                       President of the Fund Group; President and Director of
                                                       Registrant

Barbara V. Bailey        Senior Vice President and     Executive Vice President and Treasurer of Holdings;
                         Treasurer/Secretary           Secretary of the Distributor; Treasurer of Registrant and
                                                       the Fund Group; Treasurer and Secretary of Bailard, Biehl &
                                                       Kaiser REIT (the "REIT"); Treasurer of the Tech Fund, New
                                                       Leaders Fund and Decathlon Fund.

Janis M. Horne           Senior Vice President and     Secretary and Chief Compliance Officer of the Fund Group
                         Chief Compliance Officer      and Registrant

Sofi Kyriakidis          Senior Vice President         Assistant Treasurer and Assistant Secretary of the Fund
                                                       Group and Registrant; Treasurer of the Distributor;
                                                       Assistant Treasurer of the REIT; Secretary of the Tech Fund,
                                                       New Leaders Fund and Decathlon Fund.

     For additional information as to any other business, profession, vocation or employment of a substantial nature of Bailard, Biehl & Kaiser, its Directors and officers, reference is made to Part B of this Registration Statement and to Form ADV, as amended on June 23, 2000, filed under the Investment Advisers Act of 1940 by Bailard, Biehl & Kaiser, SEC File No. 801-8562.

ITEM 27. PRINCIPAL UNDERWRITERS

     The Distributor, located at 950 Tower Lane, Suite 1900, Foster City, California 94404, is the principal underwriter for the Registrant and for the Fund Group. Certain information with respect to the officers and Directors of the Distributor is set forth below. The principal business address of each such person is 950 Tower Lane, Suite 1900, Foster City, California, 94404.

                         Position(s) Held              Other
Name                     with the Distributor          Employment
----                     --------------------          ----------
Thomas E. Bailard        Chairman of the Board         Chairman of the Board and Chief Executive Officer of
                                                       Holdings; Chairman of the Board and Chief Executive Officer
                                                       of the Adviser; Chairman of the Board and Trustee of the
                                                       Fund Group; Chairman of the REIT; Chairman of the Board and
                                                       Chief Executive Officer of the Tech Fund, New Leaders Fund
                                                       and Decathlon Fund.

Peter M. Hill            Director                      Director, Chief Investment Officer of the Adviser; Chairman
                                                       of the Board of Registrant

Burnice E. Sparks, Jr.   Chief Executive               Director and President of the Adviser; President of the Fund
                         Officer and Director          Group; President and Director of Registrant

Sofi Kyriakidis          Treasurer                     Assistant Treasurer and Assistant Secretary of the Fund Group
                                                       and Registrant; Assistant Treasurer of the REIT; Secretary
                                                       of the Tech Fund, New Leaders Fund and Decathlon Fund.

Barbara V. Bailey        Secretary                     Senior Vice President and Treasurer/Secretary of the
                                                       Adviser; Senior Vice President and Treasurer of Holdings;
                                                       Treasurer of the Fund Group and Registrant; Treasurer and
                                                       Secretary of the REIT; Treasurer of the Tech Fund, New
                                                       Leaders Fund and Decathlon Fund.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Name and Address
Maintaining                                         Records, Books and
Physical Possession                                 Accounts Required By:
-------------------                                 --------------------

Brown Brothers Harriman & Co.                       Rule 31a-1(b)(1), (2) (i)-
40 Water Street                                     (iii), (3), (7) and (8).
Boston, MA  02109

Bailard, Biehl & Kaiser, Inc.                       Rule 31a-1(b)(4)(5), (6),
950 Tower Lane, Suite 1900                          (9), (10) and (11)
Foster City, CA  94404

Chase Global Funds Services Company                 Rule 31a-1(b)(2)(iv)
73 Tremont St.
Boston, MA  02108-3913

ITEM 29. MANAGEMENT SERVICES

     Inapplicable.

ITEM 30. UNDERTAKINGS

     Registrant undertakes to call a stockholders meeting, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other stockholders as required by Section 16(c) of the 1940 Act.

     Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to stockholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Foster City, State of California, on the 2nd day of March, 2001.

                                       BAILARD, BIEHL & KAISER
                                       INTERNATIONAL FUND GROUP, INC.


                                       By /s/ Peter M. Hill
                                          --------------------------------------
                                          Peter M. Hill
                                          Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signature                            Title                       Date
      ---------                            -----                       ----

/s/ Peter M. Hill                    Chairman; Director            March 2, 2001
------------------------------
Peter M. Hill(1)


/s/ Burnice E. Sparks, Jr.           President; Director           March 2, 2001
------------------------------
Burnice E. Sparks, Jr.


/s/ Barbara V. Bailey                Treasurer                     March 2, 2001
------------------------------
Barbara V. Bailey(2)


/s/ Shirley L. Clayton               Director                      March 2, 2001
------------------------------
Shirley L. Clayton


/s/ Scott F. Wilson                  Director                      March 2, 2001
------------------------------
Scott F. Wilson


/s/ James C. Van Horne               Director                      March 2, 2001
------------------------------
James C. Van Horne


----------
(1) Principal Executive Officer
(2) Principal Financial and Accounting Officer